UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

J u n e  3 0 ,  2 0 2 0

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

Beginning on January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.rationalmf.com, rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 1-800-253-0412. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds at 1-800-253-0412. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

Rational Equity Armor Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	7.20%	13.85%	1.45%	6.73%	5.32%	N/A
Class A	7.07%	13.37%	1.18%	6.46%	5.07%	N/A
Class A with load	1.92%	7.95%	0.21%	5.94%	4.80%	N/A
Class C	6.80%	12.66%	0.57%	N/A	N/A	1.54%
S&P 500 Total Return Index (c)	(3.08)%	7.51%	10.73%	13.99%	6.96%	10.69%
S&P 500 Value Total Return Index (d)	(15.52)%	(4.50)%	5.98%	10.88%	6.06%	6.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 1.77% for Institutional shares, 2.02% for A shares and 2.77% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2019 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is February 28, 2001 for Class A, Institutional and the benchmarks.

(b)	Inception date is January 2, 2014 for Class C and the benchmarks.

(c)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The S&P 500 Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	12.1%
Banks	11.9%
Telecommunications	9.9%
Retail	5.6%
Oil & Gas	4.8%
Electric	4.7%
Semiconductors	4.6%
Diversified Financial Services	4.4%
Cosmetics / Personal Care	3.7%
Computers	2.7%
Other/Short-Term Investments	35.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Tactical Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	1.59%	5.02%	3.11%	3.19%	-1.33%	N/A
Class A	1.40%	4.62%	3.05%	3.01%	-1.52%	N/A
Class A with load	(3.34)%	-0.27%	2.06%	2.51%	-1.88%	N/A
Class C	1.07%	3.76%	N/A	N/A	N/A	6.17%
S&P 500 Total Return Index (c)	(3.08)%	7.51%	10.73%	13.99%	8.01%	12.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.20% for Institutional Class shares, 2.56% for Class A shares and 3.16% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is May 1, 2007 for Class A, Institutional and the benchmark.

(b)	Inception date is May 31, 2016 for Class C and the benchmark.

(c)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type	% of Net Assets
Short-Term Investments	95.1%
Other/Cash & Equivalents	4.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	13.07%	26.70%	10.00%	12.48%	11.09%	11.09%
Class A	12.95%	26.39%	9.72%	12.20%	10.81%	N/A
Class A with load	7.58%	20.36%	8.65%	11.66%	10.51%	N/A
Class C	12.52%	25.45%	9.04%	N/A	N/A	6.97%
S&P 500 Total Return Index (c)	(3.08)%	7.51%	10.73%	13.99%	9.95%	10.69%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 1.46% for Institutional shares, 1.75% for Class A shares and 2.69% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to October 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 27, 2002, for Class A, Institutional and the benchmark.

(b)	Inception date is January 2, 2014 for Class C and the benchmark.

(c)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Retail	17.5%
Diversified Financial Services	7.6%
Computers	7.1%
Reit	7.9%
Software	4.6%
Pharmaceuticals	4.2%
Healthcare Products	3.5%
Apparel	3.4%
Banks	2.8%
Commercial Services	2.6%
Other/Short-Term Investments	38.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(17.99)%	(14.19)%	N/A	N/A	N/A	1.35%
Class A	(18.11)%	(14.37)%	0.90%	4.08%	4.09%	N/A
Class A with load	(22.00)%	(18.40)%	-0.07%	3.58%	3.63%	N/A
Class C	(18.46)%	(15.12)%	N/A	N/A	N/A	0.34%
S&P 500 Total Return Index (c)	(3.08)%	7.51%	10.73%	13.99%	13.39%	12.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.46% for Institutional shares, 2.83% for Class A shares and 3.50% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to January 2016 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is July 30, 2009 for Class A and the benchmark.

(b)	Inception date is May 31, 2016 for Class C, Institutional and the benchmark.

(c)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type	% of Net Assets
Debt Funds - Mutual Funds	87.8%
U.S. Treasury Obligations	10.2%
Other/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s total investments.

Rational/ReSolve Adaptive Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(6.32)%	(1.86)%	1.12%	4.51%	N/A	4.76%
Class A	(6.42)%	(2.10)%	N/A	N/A	2.47%	N/A
Class A with load	(11.78)%	(7.73)%	N/A	N/A	(3.44)%	N/A
Class C	(6.75)%	(2.83)%	N/A	N/A	(0.17)%	N/A
S&P 500 Total Return Index (d)	(3.08)%	7.51%	10.73%	13.99%	12.24%	2.12%
Barclay CTA Index (e)	1.28%	2.07%	0.30%	0.99%	1.88%	4.88%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1 , 2020 prospectus, the total annual operating expense are 2.45% for Institutional shares, 2.73% for Class A shares and 3.50% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

Performance information for the period prior to February 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 30, 2016 for Class A, Class C and the benchmarks.

(b)	Inception date is February 28, 1994 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of Chesapeake Fund LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on February 28,1994. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

Holdings by Asset Type	% of Net Assets
Short-Term Investments	91.6%
Other/Cash & Equivalents	8.4%
100.0%

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Iron Horse Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)	Since Inception(c)
Institutional	(8.17)%	(8.74)%	0.27%	N/A	N/A	3.82%
Class A	(8.25)%	(8.88)%	0.40%	2.71%	N/A	N/A
Class A with Load	(13.56)%	(14.12)%	(1.13)%	2.04%	N/A	N/A
Class C	(8.52)%	(9.30)%	N/A	N/A	(2.36)%	N/A
S&P 500 Total Return Index (d)	(3.08)%	7.51%	10.73%	11.98%	11.05%	13.59%
CBOE S&P 500 Buy Write Index (e)	(15.11)%	(10.94)%	2.81%	5.10%	0.49%	5.48%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.62% for Institutional shares, 2.87% for Class A shares and 3.62% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is July 7, 2011 for Class A and the benchmarks.

(b)	Inception date is April 6, 2017 for Class C and the benchmarks.

(c)	Inception date is November 16, 2011 for Institutional and the benchmarks.

(d)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Top Holdings by Asset Type	% of Net Assets
Other/Short-Term Investments	100.0%
100.0%

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Rational/NuWave Enhanced Market Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(34.90)%	(27.54)%	3.17%	3.39%	N/A
Class A	(34.99)%	(27.70)%	N/A	N/A	(5.09)%
Class A with load	(38.73)%	(31.86)%	N/A	N/A	(7.48)%
Class C	(35.25)%	(28.26)%	N/A	N/A	(5.81)%
S&P 500 Total Return Index (d)	(3.08)%	7.51%	10.73%	12.13%	N/A
SG CTA Mutual Fund Index (e)	(1.68)%	(1.28)%	(1.53)%	0.07%	0.44%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.37% for Institutional shares, 2.77% for Class A shares and 3.34% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is March 31, 2013 for Institutional and the benchmarks.

(b)	Inception date is February 28, 2018 for Class A, Class C and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of NuWave Equity Enhanced Fund LP (the “Predecessor Fund”) in a tax free reorganization on February 28, 2018. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional Class shares of the Fund, so the Predecessor Fund became the Institutional Class shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on March 31, 2013. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The “S&P 500 Total Return Index,” a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The SG CTA Mutual Fund Index calculates the net daily rate of return for a group of the largest 10 CTA Mutual Funds.

Top 10 Holdings by Industry ^	% of Net Assets
Exchange Traded Funds	11.4%
Retail	3.4%
Electric	2.9%
Oil & Gas	2.9%
Diversified Financial Services	1.8%
Internet	1.7%
Semiconductors	1.7%
Pharmaceuticals	1.6%
Healthcare - Products	1.5%
Banks	1.4%
Other/Short-Term Investments	69.7%
100.0%

^    Does not include derivatives in which the Fund Invests.

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Special Situations Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(0.63)%	1.44%	7.92%	11.82%	N/A	15.18%
Class A	(0.74)%	1.15%	N/A	N/A	1.04%	N/A
Class A with load	(5.45)%	(3.68)%	N/A	N/A	(3.99)%	N/A
Class C	(1.15)%	0.37%	N/A	N/A	0.28%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (d)	6.14%	8.74%	4.30%	3.82%	9.25%	4.42%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (e)	3.50%	5.67%	3.23%	3.06%	5.69%	3.57%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 2.07% for Institutional shares, 2.22% for Class A shares and 2.98% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 17, 2019 for Class A, Class C and the benchmarks.

(b)	Inception date is February 1, 2009 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of ESM Fund I, L.P. (the “Predecessor Fund”) in a tax-free reorganization on July 17, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in February 2009. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

(e)	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage pass-through securities. Investors cannot invest directly in an Index.

Holdings by Asset Type	% of Net Assets
Asset Backed Securities	88.8%
Commercial Mortgage Obligations	0.3%
Other/Short-Term Investments	10.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational/Pier 88 Convertible Securities Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

			Annualized	Annualized
	Six Month Return	1 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	1.67%	9.12%	N/A	8.85%
Class A	1.67%	8.96%	6.07%	N/A
Class A with load	(3.18)%	3.82%	(2.67)%	N/A
Class C	1.47%	8.40%	5.71%	N/A
Bloomberg Barclays U.S. Convertibles TR Index (d)	8.46%	16.27%	20.70%	11.82%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expense are 1.67% for Institutional shares, 1.92% for Class A shares and 2.67% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 6, 2019 for Class A, Class C and the benchmark.

(b)	Inception date is March 1, 2017 for Institutional and the benchmark.

(c)	The Fund acquired all of the assets and liabilities of Lake Como Convertible Bond Fund L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 6, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in March 2017. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.rationalmf.com.

(d)	The Bloomberg Barclays U.S. Convertibles TR Index is an index used to represent the U.S. convertible bond asset class. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Software	14.3%
Electric	13.2%
Semiconductors	12.2%
Internet	6.8%
Healthcare - Products	6.3%
Commercial Services	6.0%
Healthcare - Services	6.0%
REITs	5.7%
Investment Companies	4.6%
Biotechnology	4.0%
Other/Short-Term Investments	20.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 88.6%
	AGRICULTURE - 1.9%
19,010	Altria Group, Inc.	$746,143

	BANKS - 11.9%
47,924	Bank of America Corp.	1,138,195
4,679	Goldman Sachs Group, Inc.	924,664
17,389	JPMorgan Chase & Co.	1,635,609
18,458	Morgan Stanley	891,522
		4,589,990
	BUILDING MATERIALS - 2.2%
16,920	Masco Corp.	849,553

	CHEMICALS - 2.1%
9,386	Celanese Corp.	810,387

	COMPUTERS - 2.7%
1,094	Apple, Inc.	399,091
5,322	International Business Machines Corp.	642,738
		1,041,829
	COSMETICS / PERSONAL CARE - 3.7%
11,918	Procter & Gamble Co.	1,425,035

	DISTRIBUTION / WHOLE SALE - 2.1%
19,094	Fastenal Co.	817,987

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
1,702	BlackRock, Inc.	926,041
6,524	Nasdaq, Inc.	779,422
		1,705,463
	ELECTRIC- 4.7%
7,431	Sempra Energy	871,136
18,168	Southern Co.	942,011
		1,813,147
	ELECTRONICS - 2.1%
9,045	Agilent Technologies, Inc.	799,307

	FOOD - 1.8%
21,716	Kraft Heinz Co.	692,523

	HOME BUILDERS - 1.4%
15,937	PulteGroup, Inc.	542,336

	INSURANCE - 2.2%
8,560	Allstate Corp.	830,235

	MACHINERY - DIVERSIFIED - 2.1%
3,813	Rockwell Automation, Inc.	812,169

	MINING - 2.0%
19,728	Southern Copper Corp.	784,583

	OIL & GAS - 4.8%
9,955	Chevron Corp.	888,285
12,097	ConocoPhillips	508,316
11,757	Marathon Petroleum Corp.	439,477
		1,836,078
	PHARMACEUTICALS - 12.1%
8,199	AbbVie, Inc.	804,978
12,271	Johnson & Johnson	1,725,671
9,806	Merck & Co, Inc.	758,298
41,459	Pfizer, Inc.	1,355,709
		4,644,656
	RETAIL - 5.6%
9,079	Best Buy Co., Inc.	792,324
1,693	Domino’s Pizza, Inc.	625,462
5,564	Lowe’s Cos., Inc.	751,808
		2,169,594

See accompanying notes to consolidated financial statements.

RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS - 88.6% (Continued)
	SEMICONDUCTORS - 4.6%
20,064	Intel Corp.	$1,200,429
2,858	KLA Corp.	555,824
		1,756,253
	SOFTWARE - 2.5%
2,563	Citrix Systems, Inc.	379,093
2,802	Microsoft Corp.	570,235
		949,328
	TELECOMMUNICATIONS - 9.9%
49,857	AT&T, Inc.	1,507,177
16,491	Cisco Systems, Inc.	769,140
28,010	Verizon Communications, Inc.	1,544,191
		3,820,508
	TRANSPORTATION - 1.8%
4,920	FedEx Corp.	689,882

	TOTAL COMMON STOCKS (Cost $33,621,113)	34,126,986

	SHORT-TERM INVESTMENTS - 7.6%
2,910,291	First American Government Obligations Fund, Institutional Class, 0.31% *	2,910,291
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,910,291)	2,910,291

	TOTAL INVESTMENTS (Cost $36,531,404) - 96.2%	$37,037,277
	OTHER ASSETS LESS LIABILITIES - 3.8%	1,478,062
	NET ASSETS - 100.0%	$38,515,339

*	Rate shown represents the rate at June 30, 2020 and is subject to change and resets daily.

				Unrealized
		Notional		Appreciation /
Long Contracts		Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.5)%
95	CBOE VIX FUTURE	2,933,125	July-20	$(194,279)
	Net Unrealized Depreciation From Open Long Futures Contracts			(194,279)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.0)^%
(1)	CBOE VIX FUTURE	31,825	August-20	1,055
	Net Unrealized Appreciation From Open Short Futures Contracts			1,055
	Total Unrealized Appreciation From Open Futures Contracts			$(193,224)

^	Represents less than 0.005%.

See accompanying notes to consolidated financial statements.

RATIONAL TACTICAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares				Value
	SHORT-TERM INVESTMENTS - 95.1%
	MONEY MARKET FUND - 78.4%
1,388	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.31% *			$1,388
163,696,033	First American Government Obligations Fund, Class U, 0.31% *			163,696,033
				163,697,421

		Discount Rate (%)	Maturity
	U.S. TREASURY BILLS - 16.7%
15,000,000	United States Treasury Bill	1.4950	7/2/2020	14,999,962
20,000,000	United States Treasury Bill	1.5016	7/23/2020	19,998,503
				34,998,465

	TOTAL SHORT-TERM INVESTMENTS (Cost - $198,678,132)			198,695,886

	TOTAL INVESTMENTS - 95.1% (Cost - $198,678,132)			$198,695,886
	OTHER ASSETS LESS LIABILITIES - 4.9%			10,226,333
	NET ASSETS - 100.0%			$208,922,219

*	Rate shown represents the rate at June 30, 2020 and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 97.8%
	APPAREL - 3.4%
14,839	NIKE, Inc.	$1,454,964

	AUTO MANUFACTURERS - 0.8%
325	Tesla, Inc. *	350,938

	BANKS - 2.8%
14,000	Bank of America Corp.	332,500
2,500	Citigroup, Inc.	127,750
2,000	JPMorgan Chase & Co.	188,120
11,000	Morgan Stanley	531,300
		1,179,670
	BIOTECHNOLOGY - 1.5%
2,675	Amgen, Inc.	630,926

	CHEMICALS - 2.4%
1,750	Sherwin-Williams Co.	1,011,238

	COMMERCIAL SERVICES - 2.6%
3,295	PayPal Holdings, Inc. *	574,088
4,878	Square, Inc. *	511,897
		1,085,985
	COMPUTERS - 7.1%
7,835	Accenture PLC	1,682,331
3,589	Apple, Inc.	1,309,267
		2,991,598
	DIVERSIFIED FINANCIAL SERVICES - 7.6%
13,900	Charles Schwab Corp.	468,986
4,958	Mastercard, Inc.	1,466,081
6,678	Visa, Inc.	1,289,989
		3,225,056
	HEALTHCARE - PRODUCTS - 3.5%
16,330	Abbott Laboratories	1,493,052

	HEALTHCARE - SERVICES - 1.5%
3,210	Teladoc Health, Inc.	612,596

	INTERNET - 25.0%
275	Alphabet, Inc. *	389,964
961	Amazon.com, Inc. *	2,651,226
3,425	Etsy, Inc. *	363,838
5,205	Facebook, Inc. *	1,181,899
2,500	JD.com, Inc. - ADR *	150,450
813	MercadoLibre, Inc. *	801,431
1,105	Netflix, Inc. *	502,819
9,766	Roku, Inc. *	1,138,032
1,372	Shopify, Inc. *	1,302,302
4,438	Spotify Technology SA *	1,145,847
15,205	Tencent Holdings Ltd. - ADR	973,120
		10,600,928
	MACHINERY - CONSTRUCTION & MINING - 0.4%
1,200	Caterpillar, Inc.	151,800

	PHARMACEUTICALS - 4.2%
12,545	Johnson & Johnson	1,764,203

	PRIVATE EQUITY - 2.1%
16,139	Blackstone Group, Inc.	914,436

	REIT - 5.9%
9,592	American Tower Corp.	2,479,916

	RETAIL - 17.5%
4,024	Costco Wholesale Corp.	1,220,117
5,500	Domino’s Pizza, Inc.	2,031,920
5,983	Home Depot, Inc.	1,498,801
4,006	Lululemon Athletica, Inc. *	1,249,912
11,074	Starbucks Corp.	814,936
5,000	Walmart, Inc.	598,900
		7,414,586
	SEMICONDUCTORS - 2.5%
2,820	NVIDIA Corp.	1,071,346

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS - 97.8% (Continued)
	SOFTWARE - 4.6%
6,347	Microsoft Corp.	$1,291,678
1,000	salesforce.com, Inc. *	187,330
1,975	Veeva Systems, Inc. *	462,980
		1,941,988
	TELECOMMUNICATIONS - 1.8%
13,500	Verizon Communications, Inc.	744,255

	TRANSPORTATION - 0.6%
1,500	Union Pacific Corp.	253,605

	TOTAL COMMON STOCKS (Cost $32,554,088)	41,373,086

	SHORT-TERM INVESTMENTS - 1.8%
183	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.31% **	183
762,721	First American Government Obligations Fund - Class U, 0.31% **	762,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $762,904)	762,904

	TOTAL INVESTMENTS (Cost $33,316,992) - 99.6%	$42,135,990
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	169,070
	NET ASSETS - 100.0%	$42,305,060

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares				Value
	MUTUAL FUNDS - 87.8%
	DEBT FUNDS - 87.8%
45,390	AlphaCentric Income Opportunities Fund, Class I +			$442,103
114,425	Catalyst Enhanced Income Strategy Fund , Institutional Class +			1,270,741
86,897	Catalyst Insider Income Fund, Institutional Class +			826,391
88,826	Catalyst/CIFC Floating Rate Income Fund +			815,426
68,899	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +			661,427
65,267	Rational Special Situations Income Fund, Institutional Class +			1,271,397
106,447	Rational/Pier 88 Convertible Securities Fund, Institutional Class +			1,100,661
	TOTAL MUTUAL FUNDS (Cost - $6,046,390)			6,388,146

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY OBLIGATION - 10.2%
600,000	United States Treasury Bond	2.3750	11/15/2049	741,093
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $633,775)			741,093

Shares
	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUNDS - 0.2%
17,898	First American Government Obligations Fund, Class U, 0.45% *			17,898
1,008	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.31% *			1,008
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,906)			18,906

	TOTAL INVESTMENTS - 98.2% (Cost - $6,669,071)			$7,148,145
	OTHER ASSETS LESS LIABILITIES - 1.8%			122,297
	NET ASSETS - 100.0%			$7,270,442

+	Investment in affiliate.

*	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 91.6%
59,457,285	First American Government Obligations Fund, Class U, 0.45% *	$59,457,285
	TOTAL SHORT-TERM INVESTMENTS (Cost - $59,457,285)	59,457,285

	TOTAL INVESTMENTS - 91.6% (Cost - $59,457,285)	$59,457,285
	OTHER ASSETS LESS LIABILITIES - 8.4%	5,424,389
	NET ASSETS - 100.0%	$64,881,674

				Unrealized
				Appreciation /
Long Contracts		Notional Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.2%
229	AUDUSD Currency Future	15,801,000	September-20	$17,184
190	Euro-Bund Future	37,669,125	September-20	421,068
45	FTSE 100 Index Future	3,418,135	September-20	(13,050)
24	Japanese Yen Currency Future	2,781,300	September-20	(26,631)
253	Long Gilt Future	43,027,222	September-20	231,675
23	NASDAQ 100 E-Mini Future	4,667,758	September-20	58,496
14	SP&P/TSX 60 Index Future	1,908,811	September-20	(816)
66	S&P 500 E-Mini Future	10,197,660	September-20	(183,513)
60	SPI 200 Future	6,084,964	September-20	(11,159)
432	US 10 YR Note (CBT)	60,122,304	September-20	172,531
44	US Long Bond (CBT)	7,856,772	September-20	107,491
	Net Unrealized Appreciation from Open Long Futures Contracts			773,276

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
(131)	BP Currency Future	(10,150,044)	September-20	137,122
(400)	C$ Currency Future	(29,448,000)	September-20	15,807
(6)	Euro FX Currency Future	(844,013)	September-20	56
	Net Unrealized Appreciation from Open Short Futures Contracts			152,985
	Total Unrealized Appreciation From Open Futures Contracts			$926,261

*	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	SHORT TERM INVESTMENTS - 100.5%
2,375	Fidelity Institutional Government Portfolio - Institutional Class, 0.34% *	$2,375
2,350,461	First American Government Obligations Fund - Class U, 0.34% *	2,350,461
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,352,836)	$2,352,836

	TOTAL INVESTMENTS - 100.5% (Cost - $2,352,836)	$2,352,836
	OTHER ASSETS LESS LIABILITIES - (0.5)%	(11,920)
	NET ASSETS - 100.0%	$2,340,916

*	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8%
	ADVERTISING - 0.0% ^
124	Interpublic Group of Cos, Inc.	$2,128
89	Omnicom Group, Inc.	4,859
		6,987
	AEROSPACE/DEFENSE - 1.0%
161	Boeing Co.	29,511
13	General Dynamics Corp.	1,943
102	Howmet Aerospace, Inc.	1,617
185	L3Harris Technologies, Inc.	31,389
147	Lockheed Martin Corp.	53,643
115	Northrop Grumman Corp.	35,356
389	Raytheon Technologies Corp.	23,970
		177,429
	AGRICULTURE - 0.4%
256	Altria Group, Inc.	10,048
74	Archer-Daniels-Midland Co.	2,953
158	British American Tobacco PLC - ADR	6,134
782	Philip Morris International, Inc.	54,787
		73,922
	AIRLINES - 0.5%
208	Alaska Air Group, Inc.	7,542
931	American Airlines Group, Inc.	12,168
1,120	Delta Air Lines, Inc.	31,416
1,194	JetBlue Airways Corp. *	13,015
249	Southwest Airlines Co.	8,511
701	United Airlines Holdings, Inc. *	24,262
		96,914
	APPAREL - 0.6%
756	Capri Holdings Ltd. *	11,816
739	Hanesbrands, Inc.	8,343
205	NIKE, Inc.	20,100
268	PVH Corp.	12,877
22	Ralph Lauren Corp.	1,595
313	Skechers USA, Inc. *	9,822
1,292	Tapestry, Inc.	17,158
2,443	Under Armour, Inc. *	23,795
103	VF Corp.	6,277
		111,783
	AUTO MANUFACTURERS - 0.2%
40	Cummins, Inc.	6,930
691	Ford Motor Co.	4,201
352	General Motors Co.	8,906
145	PACCAR, Inc.	10,853
9	Tesla, Inc. *	9,718
		40,608
	AUTO PARTS & EQUIPMENT - 0.1%
95	Aptiv PLC	7,402
1,211	Goodyear Tire & Rubber Co.	10,832
		18,234
	BANKS - 1.4%
383	Bank of America Corp.	9,096
71	Bank of New York Mellon Corp.	2,744
278	Citigroup, Inc.	14,206
818	Citizens Financial Group, Inc.	20,646
101	Comerica, Inc.	3,848
1,628	Fifth Third Bancorp	31,388
586	First Horizon National Corp.	5,837
34	Goldman Sachs Group, Inc.	6,719
812	Huntington Bancshares, Inc.	7,336
138	JPMorgan Chase & Co.	12,980
2,714	KeyCorp	33,057
36	M&T Bank Corp.	3,743
30	Morgan Stanley	1,449

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	BANKS - 1.4% (Continued)
122	Northern Trust Corp.	$9,679
166	PNC Financial Services Group, Inc.	17,465
1,666	Regions Financial Corp.	18,526
115	State Street Corp.	7,308
678	Truist Financial Corp.	25,459
68	US Bancorp	2,504
486	Wells Fargo & Co.	12,442
138	Zions Bancorp	4,692
		251,124
	BEVERAGES - 0.6%
849	Coca-Cola Co.	37,933
179	Keurig Dr Pepper, Inc.	5,084
32	Molson Coors Beverage Co.	1,100
246	Monster Beverage Corp. *	17,053
304	PepsiCo, Inc.	40,207
		101,377
	BIOTECHNOLOGY - 0.8%
152	Alexion Pharmaceuticals, Inc. *	17,060
18	Amgen, Inc.	4,245
192	Biogen, Inc. *	51,370
28	BioMarin Pharmaceutical, Inc. *	3,454
171	Bluebird Bio, Inc. *	10,438
217	Gilead Sciences, Inc.	16,696
15	Illumina, Inc. *	5,555
20	Incyte Corp. *	2,079
28	Regeneron Pharmaceuticals, Inc. *	17,462
45	Seattle Genetics, Inc. *	7,646
19	United Therapeutics Corp. *	2,299
19	Vertex Pharmaceuticals, Inc. *	5,516
		143,820
	BUILDING MATERIALS - 0.0% ^
2	Martin Marietta Materials, Inc.	413
43	Masco Corp.	2,159
2	Vulcan Materials Co.	232
		2,804
	CHEMICALS - 0.8%
47	Air Products and Chemicals, Inc.	11,349
97	CF Industries Holdings, Inc.	2,730
91	Eastman Chemical Co.	6,337
239	Ecolab, Inc.	47,549
275	International Flavors & Fragrances, Inc.	33,676
14	Linde PLC	2,970
283	LyondellBasell Industries NV	18,599
974	Mosaic Co.	12,185
8	PPG Industries, Inc.	848
20	Sherwin-Williams Co.	11,557
		147,800
	COMMERCIAL SERVICES - 0.9%
42	Automatic Data Processing, Inc.	6,253
110	Cintas Corp.	29,300
58	Equifax, Inc.	9,969
81	FleetCor Technologies, Inc. *	20,374
150	H&R Block, Inc.	2,142
53	Moody’s Corp.	14,561
122	Nielsen Holdings PLC	1,813
66	PayPal Holdings, Inc. *	11,499
93	S&P Global, Inc.	30,642
240	United Rentals, Inc. *	35,770
37	Verisk Analytics, Inc.	6,297
		168,620
	COMPUTERS - 1.0%
10	Accenture PLC	2,147
28	Apple, Inc.	10,214

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	COMPUTERS - 1.0% (Continued)
87	Check Point Software Technologies Ltd. *	$9,346
5	Cognizant Technology Solutions Corp.	284
1,517	DXC Technology Co.	25,030
251	Hewlett Packard Enterprise Co.	2,442
357	HP, Inc.	6,223
472	Infosys Ltd. - ADR	4,560
15	International Business Machines Corp.	1,812
258	Leidos Holdings, Inc.	24,167
41	NetApp, Inc.	1,819
499	Seagate Technology PLC	24,157
1,529	Western Digital Corp.	67,505
		179,706
	COSMETICS/PERSONAL CARE - 0.4%
103	Colgate-Palmolive Co.	7,546
265	Estee Lauder Cos, Inc.	50,000
182	Procter & Gamble Co.	21,762
28	Unilever NV - ADR	1,492
		80,800
	DISTRIBUTION/WHOLESALE - 0.1%
220	Fastenal Co.	9,425
29	WW Grainger, Inc.	9,111
		18,536
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
109	Alliance Data Systems Corp.	4,918
142	American Express Co.	13,518
30	Ameriprise Financial, Inc.	4,501
42	BlackRock, Inc.	22,852
576	Capital One Financial Corp.	36,052
704	Charles Schwab Corp.	23,753
428	CME Group, Inc.	69,567
452	Discover Financial Services	22,641
565	Intercontinental Exchange, Inc.	51,754
278	Invesco Ltd.	2,991
127	Mastercard, Inc.	37,554
24	Nasdaq, Inc.	2,867
54	T Rowe Price Group, Inc.	6,669
93	Visa, Inc.	17,965
998	Western Union Co.	21,577
		339,179
	ELECTRIC - 2.9%
394	Ameren Corp.	27,722
533	American Electric Power Co., Inc.	42,448
362	CenterPoint Energy, Inc.	6,759
499	CMS Energy Corp.	29,152
282	Consolidated Edison, Inc.	20,284
399	Dominion Energy, Inc.	32,391
33	DTE Energy Co.	3,547
430	Duke Energy Corp.	34,353
344	Edison International	18,683
245	Entergy Corp.	22,983
433	Eversource Energy	36,056
957	Exelon Corp.	34,730
677	FirstEnergy Corp.	26,254
209	NextEra Energy, Inc.	50,196
462	NRG Energy, Inc.	15,043
513	PPL Corp.	13,256
41	Public Service Enterprise Group, Inc.	2,016
160	Sempra Energy	18,757
842	Southern Co.	43,658
448	WEC Energy Group, Inc.	39,267
331	Xcel Energy, Inc.	20,687
		538,242

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
74	Emerson Electric Co.	$4,590
131	Universal Display Corp.	19,600
		24,190
	ELECTRONICS - 0.1%
95	Agilent Technologies, Inc.	8,395
63	Amphenol Corp.	6,036
4	Garmin Ltd.	390
48	Honeywell International, Inc.	6,940
42	TE Connectivity Ltd.	3,425
		25,186
	ENERGY - ALTERNATE SOURCES - 0.0% ^
12	First Solar, Inc. *	594

	ENGINEERING & CONSTRUCTION - 0.1%
898	Fluor Corp.	10,848

	ENVIRONMENTAL CONTROL - 0.1%
59	Republic Services, Inc.	4,841
109	Waste Management, Inc.	11,544
		16,385
	FOOD - 1.1%
83	Campbell Soup Co.	4,119
385	Conagra Brands, Inc.	13,540
711	General Mills, Inc.	43,833
288	Hershey Co.	37,331
143	J M Smucker Co.	15,131
37	Kellogg Co.	2,444
387	Kraft Heinz Co.	12,341
253	Kroger Co.	8,564
387	Mondelez International, Inc.	19,787
622	Sysco Corp.	33,999
262	Tyson Foods, Inc.	15,644
		206,733
	GAS - 0.1%
676	NiSource, Inc.	15,372

	HAND/MACHINE TOOLS - 0.0% ^
7	Stanley Black & Decker, Inc.	976

	HEALTHCARE - PRODUCTS - 1.5%
478	Abbott Laboratories	43,704
339	Baxter International, Inc.	29,188
418	Boston Scientific Corp. *	14,676
77	Danaher Corp.	13,616
46	DENTSPLY SIRONA, Inc.	2,027
695	Edwards Lifesciences Corp. *	48,031
11	Hologic, Inc. *	627
32	Intuitive Surgical, Inc. *	18,235
615	Medtronic PLC	56,395
167	QIAGEN NV *	7,149
195	Stryker Corp.	35,137
8	Thermo Fisher Scientific, Inc.	2,899
54	Zimmer Biomet Holdings, Inc.	6,445
		278,129
	HEALTHCARE - SERVICES - 1.3%
198	Anthem, Inc.	52,070
719	Centene Corp. *	45,692
222	DaVita, Inc. *	17,569
328	HCA Healthcare, Inc.	31,836
122	Humana, Inc.	47,305
76	Laboratory Corp of America Holdings *	12,624
67	Quest Diagnostics, Inc.	7,635
53	UnitedHealth Group, Inc.	15,632
93	Universal Health Services, Inc.	8,639
		239,002

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	HOME BUILDERS - 0.5%
779	DR Horton, Inc.	$43,196
535	Lennar Corp.	32,967
635	PulteGroup, Inc.	21,609
		97,772
	HOME FURNISHINGS - 0.0% ^
33	Whirlpool Corp.	4,274

	HOUSEHOLD PRODUCTS/WARES - 0.0% ^
10	Clorox Co.	2,194
37	Kimberly-Clark Corp.	5,230
		7,424

	HOUSEWARES - 0.0% ^
148	Newell Brands, Inc.	2,350

	INSURANCE - 0.6%
286	Aflac, Inc.	10,305
302	Allstate Corp.	29,291
130	American International Group, Inc.	4,053
22	Aon PLC	4,237
97	Berkshire Hathaway, Inc. *	17,315
247	Hartford Financial Services Group, Inc.	9,522
546	Lincoln National Corp.	20,087
68	Marsh & McLennan Cos., Inc.	7,301
88	MetLife, Inc.	3,214
70	Principal Financial Group, Inc.	2,908
56	Progressive Corp.	4,486
60	Prudential Financial, Inc.	3,654
9	Travelers Cos., Inc.	1,026
		117,399
	INTERNET- 1.7%
56	Alibaba Group Holding Ltd. * - ADR	12,079
23	Alphabet, Inc. *	32,513
4	Amazon.com, Inc. *	11,035
15	Baidu, Inc. * - ADR	1,798
1	Booking Holdings, Inc. *	1,592
59	E*TRADE Financial Corp.	2,934
80	eBay, Inc.	4,196
357	Expedia Group, Inc.	29,345
63	F5 Networks, Inc. *	8,787
252	Facebook, Inc. *	57,222
4	Netflix, Inc. *	1,820
3,728	NortonLifeLock, Inc.	73,926
95	Palo Alto Networks, Inc. *	21,819
504	TripAdvisor, Inc.	9,581
605	Twitter, Inc. *	18,023
142	VeriSign, Inc. *	29,370
		316,040
	IRON/STEEL- 0.1%
1,546	United States Steel Corp.	11,162

	LEISURE TIME - 0.3%
817	Carnival Corp.	13,415
183	Harley-Davidson, Inc.	4,350
110	Polaris, Inc.	10,180
552	Royal Caribbean Cruises Ltd.	27,766
		55,711
	LODGING - 0.7%
242	Hilton Worldwide Holdings, Inc.	17,775
475	Las Vegas Sands Corp.	21,632
363	Marriott International, Inc.	31,120
1,717	MGM Resorts International	28,846
141	Wyndham Destinations, Inc.	3,973
415	Wynn Resorts Ltd.	30,913
		134,259

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	MACHINERY - CONSTRUCTION & MINING - 0.0% ^
13	Caterpillar, Inc.	$1,645

	MACHINERY - DIVERSIFIED - 0.2%
8	Deere & Co.	1,257
66	Dover Corp.	6,373
141	Rockwell Automation, Inc.	30,033
		37,663
	MEDIA - 0.9%
154	Charter Communications, Inc. *	78,546
178	Comcast Corp.	6,938
493	Discovery, Inc. *	10,402
465	DISH Network Corp. *	16,047
40	Fox Corp.	1,073
112	Liberty Global PLC *	2,448
1,700	Sirius XM Holdings, Inc.	9,979
756	ViacomCBS, Inc.	17,630
125	Walt Disney Co.	13,939
		157,002
	MINING - 0.0% ^
23	Freeport-McMoRan, Inc.	266
65	Newmont Corp.	4,013
		4,279
	MISCELLANEOUS MANUFACTURING - 0.5%
10	3M Co.	1,560
48	Eaton Corp PLC	4,199
2,281	General Electric Co.	15,579
27	Illinois Tool Works, Inc.	4,721
146	Parker-Hannifin Corp.	26,757
31	Textron, Inc.	1,020
370	Trane Technologies PLC	32,923
		86,759
	OFFICE/BUSINESS EQUIPMENT - 0.0% ^
331	Xerox Holdings Corp.	5,061

	OIL & GAS - 2.9%
1,181	Apache Corp.	15,944
1,948	Cabot Oil & Gas Corp.	33,467
202	Chevron Corp.	18,024
516	Cimarex Energy Co.	14,185
433	Concho Resources, Inc.	22,300
546	ConocoPhillips	22,943
676	Continental Resources, Inc.	11,850
2,572	Devon Energy Corp.	29,166
620	EOG Resources, Inc.	31,409
1,313	EQT Corp.	15,625
87	Exxon Mobil Corp.	3,891
241	Helmerich & Payne, Inc.	4,702
276	Hess Corp.	14,300
551	HollyFrontier Corp.	16,089
6,410	Marathon Oil Corp.	39,229
546	Marathon Petroleum Corp.	20,409
974	Murphy Oil Corp.	13,441
2,265	Noble Energy, Inc.	20,294
1,307	Occidental Petroleum Corp.	23,918
2,335	Ovintiv, Inc.	22,299
754	Phillips 66	54,213
308	Pioneer Natural Resources Co.	30,092
1,110	Valero Energy Corp.	65,290
		543,080
	OIL & GAS SERVICES - 0.5%
1,342	Baker Hughes Co.	20,653
2,010	Halliburton Co.	26,090
1,113	National Oilwell Varco, Inc.	13,634
1,399	Schlumberger Ltd.	25,728

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	OIL & GAS SERVICES - 0.5% (Continued)
1,355	TechnipFMC PLC	$9,268
		95,373
	PACKAGING & CONTAINERS - 0.2%
302	Ball Corp.	20,986
22	Sealed Air Corp.	723
325	Westrock Co.	9,185
		30,894
	PHARMACEUTICALS - 1.6%
54	AbbVie, Inc.	5,302
16	AmerisourceBergen Corp.	1,612
244	Becton Dickinson and Co.	58,382
167	Bristol-Myers Squibb Co.	9,820
335	Cardinal Health, Inc.	17,484
191	Cigna Corp.	35,841
62	CVS Health Corp.	4,028
104	DexCom, Inc. *	42,162
19	Eli Lilly and Co.	3,119
526	Johnson & Johnson	73,971
28	McKesson Corp.	4,296
174	Merck & Co, Inc.	13,455
809	Mylan NV *	13,009
39	Perrigo Co. PLC	2,156
272	Pfizer, Inc.	8,894
548	Teva Pharmaceutical Industries Ltd. * - ADR	6,757
		300,288
	PIPELINES - 0.6%
468	Enbridge, Inc.	14,237
2,876	Energy Transfer LP	20,477
1,654	Kinder Morgan, Inc.	25,091
626	ONEOK, Inc.	20,796
1,166	Williams Cos., Inc.	22,177
		102,778
	REAL ESTATE - 0.1%
210	CBRE Group, Inc. *	9,496

	REITS - 1.2%
63.00	American Tower Corp.	16,288
1,478.00	Annaly Capital Management, Inc.	9,696
65.00	AvalonBay Communities, Inc.	10,052
57.00	Boston Properties, Inc.	5,152
145.00	Crown Castle International Corp.	24,266
5.00	Equinix, Inc.	3,512
281.00	Equity Residential	16,528
106.00	Healthpeak Properties, Inc.	2,921
784.00	Host Hotels & Resorts, Inc.	8,459
74.00	Iron Mountain, Inc.	1,931
983.00	Kimco Realty Corp.	12,622
167.00	Prologis, Inc.	15,586
47.00	Public Storage	9,019
49.00	SBA Communications Corp.	14,598
307.00	Simon Property Group, Inc.	20,993
393.00	Ventas, Inc.	14,392
215.00	Vornado Realty Trust	8,215
631.00	Welltower, Inc.	32,654
104.00	Weyerhaeuser Co.	2,336
		229,220
	RETAIL - 3.4%
17	AutoZone, Inc. *	19,178
101	Bed Bath & Beyond, Inc.	1,071
34	Best Buy Co., Inc.	2,967
302	CarMax, Inc. *	27,044
11	Chipotle Mexican Grill, Inc. *	11,576
174	Costco Wholesale Corp.	52,759
216	Darden Restaurants, Inc.	16,366

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	RETAIL - 3.4% (Continued)
140	Dollar General Corp.	$26,671
32	Dollar Tree, Inc. *	2,966
449	Foot Locker, Inc.	13,093
318	Gap, Inc.	4,013
227	Home Depot, Inc.	56,866
795	Kohl’s Corp.	16,512
1,557	L Brands, Inc.	23,308
137	Lowe’s Cos., Inc.	18,511
2,544	Macy’s, Inc.	17,503
129	McDonald’s Corp.	23,797
884	Nordstrom, Inc.	13,693
20	O’Reilly Automotive, Inc. *	8,433
577	Ross Stores, Inc.	49,183
736	Signet Jewelers Ltd.	7,559
697	Starbucks Corp.	51,292
250	Target Corp.	29,983
875	TJX Cos., Inc.	44,240
10	Tractor Supply Co.	1,318
121	Ulta Beauty, Inc. *	24,614
569	Urban Outfitters, Inc. *	8,660
141	Walgreens Boots Alliance, Inc.	5,977
353	Walmart, Inc.	42,282
179	Yum! Brands, Inc.	15,557
		636,992
	SEMICONDUCTORS - 1.7%
1,073	Advanced Micro Devices, Inc. *	56,451
72	Analog Devices, Inc.	8,830
23	Broadcom, Inc.	7,259
938	Intel Corp.	56,121
52	KLA Corp.	10,113
1	Lam Research Corp.	323
1,453	Marvell Technology Group Ltd.	50,942
16	Maxim Integrated Products, Inc.	970
119	Microchip Technology, Inc.	12,532
238	Micron Technology, Inc. *	12,262
80	NVIDIA Corp.	30,393
24	NXP Semiconductors NV	2,737
439	Qorvo, Inc. *	48,523
40	QUALCOMM, Inc.	3,648
48	Texas Instruments, Inc.	6,095
71	Xilinx, Inc.	6,986
		314,185
	SOFTWARE - 1.4%
79	Activision Blizzard, Inc.	5,996
41	Adobe, Inc. *	17,848
4	Akamai Technologies, Inc. *	428
197	Autodesk, Inc. *	47,120
131	Cerner Corp.	8,980
74	Citrix Systems, Inc.	10,945
29	Electronic Arts, Inc. *	3,829
340	Fidelity National Information Services, Inc.	45,591
728	Fiserv, Inc. *	71,067
9	Intuit, Inc.	2,666
14	Microsoft Corp.	2,849
114	Oracle Corp.	6,301
21	Paychex, Inc.	1,591
21	salesforce.com, Inc. *	3,934
61	ServiceNow, Inc. *	24,709
7	Splunk, Inc. *	1,391
11	Vmware, Inc. *	1,703
14	Workday, Inc. *	2,623
		259,571

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Value
	COMMON STOCK - 38.8% (Continued)
	TELECOMMUNICATIONS - 0.9%
1,133	AT&T, Inc.	$34,251
1,474	CenturyLink, Inc.	14,784
299	Ciena Corp. *	16,194
109	Cisco Systems, Inc.	5,084
30	Corning, Inc.	777
288	Juniper Networks, Inc.	6,584
176	Motorola Solutions, Inc.	24,663
236	T-Mobile US, Inc. *	24,579
737	Verizon Communications, Inc.	40,631
120	Vodafone Group PLC - ADR	1,913
		169,460
	TEXTILES - 0.1%
82	Mohawk Industries, Inc. *	8,344

	TOYS/GAMES/HOBBIES - 0.1%
84	Hasbro, Inc.	6,296
392	Mattel, Inc. *	3,791
		10,087
	TRANSPORTATION - 0.7%
59	CH Robinson Worldwide, Inc.	4,665
626	CSX Corp.	43,657
116	Expeditors International of Washington, Inc.	8,821
2	FedEx Corp.	280
69	Kansas City Southern	10,301
164	Norfolk Southern Corp.	28,793
152	Union Pacific Corp.	25,699
12	United Parcel Service, Inc.	1,334
		123,550

	TOTAL COMMON STOCKS (Cost - $7,178,552)	7,187,418

	RIGHTS - 0.00% ^
25	T-Mobile US, Inc., expiring 7/28/2020	4
	TOTAL RIGHTS (Cost - $104)	4

	EXCHANGE TRADED FUNDS - 11.4%
177	Invesco QQQ Trust Series 1	43,825
6,692	SPDR S&P 500 ETF Trust	2,063,545
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,080,984)	2,107,370

	SHORT-TERM INVESTMENTS - 25.1%
72,989	Federated Treasury Obligations Fund, Institutional Class, 0.31% + **	72,989
4,579,655	First American Government Obligations Fund, Class U, 0.31% + **	4,579,655
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,652,644)	4,652,644

	TOTAL INVESTMENTS - 75.3% (Cost - $13,912,284)	$13,947,436
	OTHER ASSETS LESS LIABILTIES - 24.7%	4,569,778
	NET ASSETS - 100.0%	$18,517,214

ETF - Exchange Traded Fund

^	Represents less than 0.005%.

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

**	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

					Unrealized
			Notional		Appreciation /
Long Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.1%
9	Gold 100 Oz. Future +	ADM	1,620,450	August-20	$32,987
2	Lean Hogs Future +	ADM	39,220	August-20	(1,915)
13	Silver Future +	ADM	1,211,405	September-20	42,388
	Net Unrealized Appreciation From Open Long Futures Contracts				$73,460

					Unrealized
			Notional		Appreciation /
Short Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6%
(25)	AUDUSD Currency Future	ADM	(1,725,000)	September-20	27,411
(32)	BP Currency Future	ADM	(2,479,400)	September-20	75,600
(39)	Canadian $ Currency Future	ADM	(2,871,180)	September-20	41,789
(5)	CAC40 10 Euro Future	ADM	(275,930)	July-20	2,051
(2)	Cocoa Future +	ADM	(43,720)	September-20	3,522
(9)	Coffee ‘C’ Future +	ADM	(340,875)	September-20	(206)
(64)	Copper Future +	ADM	(4,365,600)	September-20	(157,549)
(8)	Corn Future +	ADM	(140,200)	December-20	(7,236)
(30)	Cotton No. 2 Future +	ADM	(913,200)	December-20	(22,582)
(3)	Dax Index Future	ADM	(1,038,255)	September-20	4,282
(5)	E-Mini Russell 2000 Index Future	ADM	(359,400)	September-20	(20,962)
(36)	Euro FX Currency Future	ADM	(5,064,075)	September-20	68,329
(15)	FTSE 100 Index Future	ADM	(1,139,378)	September-20	12,774
(2)	FTSE/MIB Index Future	ADM	(216,645)	September-20	2,079
(9)	Hang Seng Index Future	ADM	(1,407,809)	July-20	16,941
(15)	Live Cattle Future +	ADM	(577,650)	August-20	(10,102)
(1)	LME Aluminum Forward Future +	ADM	(40,194)	August-20	(2,736)
(8)	LME Aluminum Forward Future +	ADM	(321,900)	August-20	(16,268)
(1)	LME Aluminum Forward Future +	ADM	(40,268)	September-20	(1,746)
(6)	LME Copper Forward Future +	ADM	(901,238)	July-20	(138,393)
(4)	LME Copper Forward Future +	ADM	(600,735)	July-20	(83,235)
(2)	LME Copper Forward Future +	ADM	(300,548)	July-20	(46,531)
(4)	LME Copper Forward Future +	ADM	(601,275)	August-20	(64,275)
(2)	LME Copper Forward Future +	ADM	(300,850)	September-20	(26,062)
(3)	LME Copper Forward Future +	ADM	(451,129)	September-20	(10,129)
(1)	LME Copper Forward Future +	ADM	(150,371)	September-20	(3,350)
(4)	LME Copper Forward Future +	ADM	(601,500)	September-20	1,830
(8)	Mexican Peso Future	ADM	(172,320)	September-20	6,705
(8)	Nikkei 225 (SGX) Index Future	ADM	(825,323)	September-20	1,184
(64)	NY Harbor ULSD Future +	ADM	(3,189,312)	July-20	(84,013)
(11)	S&P/TSX 60 Index Future	ADM	(1,499,780)	September-20	(45,443)
(25)	S&P 500 E-Mini Future	ADM	(3,862,750)	September-20	(62,842)
(1)	Soybean Future +	ADM	(44,113)	November-20	(307)
(6)	SPI 200 Index Future	ADM	(608,496)	September-20	(14,547)
(19)	Sugar #11 Future +	ADM	(254,509)	September-20	(5,773)
(13)	TOPIX Index Future	ADM	(1,877,972)	September-20	82,450
(19)	Wheat Future +	ADM	(467,163)	September-20	(2,685)
(32)	WTI Crude Future +	ADM	(1,256,640)	July-20	(9,418)
	Net Unrealized Depreciation From Open Short Futures Contracts				$(489,443)
	Total Unrealized Depreciation from Open Futures Contracts				$(415,983)

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2%
	ASSET BACKED SECURITIES - 88.8%
1,322,838	ABFS Mortgage Loan Trust 2003-1 (c)	US0001M + 2.25	2.4347	8/15/2033	$1,297,045
892,823	Accredited Mortgage Loan Trust 2005-1 (c)	US0001M + 3.3	3.4845	4/25/2035	882,537
9,475	ACE Securities Corp. Home Equity Loan Trust Series 2007-WM1 (c)	US0001M + 0.07	0.2545	11/25/2036	4,642
253,921	ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2 (c)	US0001M + 0.18	0.3645	2/25/2037	127,649
241,174	Adjustable Rate Mortgage Trust 2005-10 (a)		4.0309	1/25/2036	216,167
254,659	Adjustable Rate Mortgage Trust 2005-10 (c)	US0001M + 0.54	0.7245	1/25/2036	230,508
66,936	Aegis Asset Backed Securities Trust 2004-6 (c)	US0001M + 1	1.1845	3/25/2035	63,443
75,113	AFC Home Equity Loan Trust (c)	US0001M + 0.72	0.9045	9/22/2028	73,005
1,263,678	AFC Trust Series 2000-2 (c)	US0001M + 0.79	0.9745	6/25/2030	1,149,455
1,042,847	AFC Trust Series 2000-3 (b) (c)	US0001M + 0.75	0.9345	10/25/2030	948,064
176,550	AFC Trust Series 2000-3 (b) (c)	US0001M + 0.64	0.8245	10/25/2030	160,773
159,616	AFC Trust Series 2000-4 (b) (c)	US0001M + 0.77	0.9545	1/25/2031	151,435
515,691	Alternative Loan Trust 2004-2CB		5.0000	8/25/2054	505,804
6,157	Alternative Loan Trust 2004-33 (a)		3.8910	12/25/2034	5,981
115,093	Alternative Loan Trust 2005-17 (c)	US0001M + 0.56	0.7445	7/25/2035	79,123
1,095,436	Alternative Loan Trust 2005-43 (a)		4.4715	9/25/2035	1,012,250
146,087	Alternative Loan Trust 2005-51 (c)	US0001M + 0.6	0.7900	11/20/2035	129,933
151,768	Alternative Loan Trust 2005-63 (a)		3.6957	12/25/2035	142,971
430,504	Alternative Loan Trust 2007-5CB		—	4/25/2037	155,096
530,626	Alternative Loan Trust 2007-5CB (c)	US0001M + 5.65	5.4655	4/25/2037	144,126
1,547,288	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/2034	1,543,264
658,366	American Home Mortgage Assets Trust 2006-1 (c)	US0001M + 0.19	0.3745	5/25/2046	546,430
73,684	American Home Mortgage Investment Trust 2004-1 (c)	US0001M + 0.9	1.0845	4/25/2044	69,671
10,967	American Home Mortgage Investment Trust 2004-4 (c)	US0001M + 0.2	0.3845	9/25/2030	10,811
28,411	American Home Mortgage Investment Trust 2005-1 (c)	US0006M + 2	2.9653	6/25/2045	28,380
327,264	American Home Mortgage Investment Trust 2005-2 (d)		5.8280	9/25/2035	271,132
444,855	American Home Mortgage Investment Trust 2006-2 (c)	US0001M + 0.22	0.4045	6/25/2036	31,111
1,293,076	American Home Mortgage Investment Trust 2006-3 (c)	US0001M + 0.38	0.5645	12/25/2046	1,222,948
306,877	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 AR1 (c)	US0001M + 4.5	3.9415	1/25/2033	311,345
1,761,382	Aspen Funding I Ltd. (b)		9.0600	7/10/2037	1,823,030
9,326	Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2007-HE2 (c)	US0001M + 0.08	0.2645	5/25/2037	6,993
79,229	Asset-Backed Pass Through Certificates 2002-3 (c)	US0001M + 2.85	3.0345	8/25/2032	77,810
285,248	Banc of America Alternative Loan Trust 2005-12		5.7500	1/25/2036	298,494
471,248	Banc of America Alternative Loan Trust 2005-3 (c)	US0001M + 0.5	0.6845	4/25/2035	375,916
148,354	Banc of America Alternative Loan Trust 2005-5		6.0000	6/25/2035	148,124
321,559	Banc of America Alternative Loan Trust 2006-4		6.0000	5/25/2046	286,114
497,191	Banc of America Commercial Mortgage Trust 2006-4 (a)		5.7540	7/10/2046	495,050
565,000	Banc of America Commercial Mortgage Trust 2015-UBS7		3.1670	9/15/2048	375,278
150,230	Banc of America Funding 2005-8 Trust		—	1/25/2036	112,413
209,014	Banc of America Funding 2005-E Trust (c)	COF 11 + 1.43	2.1700	6/20/2035	151,553
671,140	Banc of America Funding 2006-B Trust (a)		3.9333	3/20/2036	610,745
303,131	Banc of America Funding 2006-C Trust (a)		3.8093	4/20/2036	284,359
197,926	Banc of America Funding 2006-D Trust (a)		3.4990	5/20/2036	179,361
253,165	Banc of America Funding 2006-F Trust (a)		4.0488	7/20/2036	255,652
180,750	Banc of America Funding 2007-4 Trust		5.5000	11/25/2034	178,025
303,182	Banc of America Funding 2007-C Trust (c)	US0001M + 0.27	0.4600	5/20/2047	282,693
149,679	Banc of America Funding 2016-R2 Trust (a)(b)		4.7000	5/1/2033	140,758
112,756	Banc of America Mortgage 2005-A Trust (a)		3.6726	2/25/2035	109,271
2,478,934	Banc of America Mortgage 2005-I Trust (a)		3.4305	10/25/2035	2,232,707
203,736	Banc of America Mortgage 2006-A Trust (a)		3.8161	2/25/2036	171,284
191,688	Banc of America Mortgage 2006-B Trust (a)		3.8446	11/20/2046	176,731
40,682	Banc of America Mortgage Trust 2005-3		5.5000	3/25/2035	39,791
385,135	Bayview Financial Asset Trust 2007-SSR1 (b) (c)	US0001M + 0.8	1.7466	3/25/2037	351,189
3,936,853	BCAP LLC 2011-RR4-I Trust (b)		5.2500	4/26/2037	3,019,995
385,134	BCAP LLC Trust 2007-AA2		6.0000	3/25/2022	387,085
406,324	Bear Stearns ALT-A Trust 2004-11 (a)		3.5356	11/25/2034	375,115
55,987	Bear Stearns ALT-A Trust 2004-11 (a)		4.2891	11/25/2034	52,421
27,667	Bear Stearns ALT-A Trust 2004-9 (a)		4.0286	9/25/2034	27,866
153,097	Bear Stearns ALT-A Trust 2005-10 (a)		3.6597	1/25/2036	140,559
6,784,948	Bear Stearns ALT-A Trust 2005-10 (c)	US0001M + 0.5	0.6845	1/25/2036	7,751,912
3,351,137	Bear Stearns ALT-A Trust 2006-1 (c)	US0001M + 0.48	0.6645	2/25/2036	3,205,629
3,347,671	Bear Stearns ALT-A Trust 2006-2 (c)	US0001M + 0.44	0.6245	4/25/2036	4,174,900
134,983	Bear Stearns ALT-A Trust 2006-3 (a)		3.8845	5/25/2036	101,480
584,873	Bear Stearns ALT-A Trust 2006-3 (a)		3.9125	5/25/2036	395,872
298,142	Bear Stearns ALT-A Trust 2006-3 (c)	US0001M + 0.38	0.5645	5/25/2036	332,660
503,135	Bear Stearns ALT-A Trust 2006-R1 (a)		3.6722	8/25/2036	500,966
53,441	Bear Stearns ALT-A Trust II 2007-1 (a)		3.6798	9/25/2047	35,328
56,329	Bear Stearns ARM Trust 2003-8 (a)		4.0000	1/25/2034	51,842
102,539	Bear Stearns ARM Trust 2004-10 (a)		4.0798	1/25/2035	95,918
523,825	Bear Stearns ARM Trust 2005-8 (a)(b)		4.1620	8/25/2035	506,860
246,040	Bear Stearns Asset Backed Securities I Trust 2005-AC5 (c)	US0001M + 1	1.1845	8/25/2035	181,735

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2% (Continued)
	ASSET BACKED SECURITIES - 88.8% (Continued)
850,901	Bear Stearns Asset Backed Securities I Trust 2005-HE6 (c)	US0001M + 1.005	1.1895	6/25/2035	$847,181
3,547,332	Bear Stearns Asset Backed Securities I Trust 2005-TC2 (b) (c)	US0001M + 4.5	4.6845	8/25/2035	3,756,250
447,382	Bear Stearns Asset Backed Securities I Trust 2006-EC2 (c)	US0001M + 0.63	0.8145	2/25/2036	442,589
1,000,000	Bear Stearns Asset Backed Securities Trust 2006-SD2 (c)	US0001M + 0.8	0.9845	6/25/2036	892,482
117,246	Bear Stearns Asset Backed Securities Trust 2006-SD3 (a)		4.1658	7/25/2036	115,430
345,388	Bear Stearns Asset Backed Securities Trust 2006-SD4 (c)	12MTA + 0.98	2.4838	10/25/2036	133,227
85,681	Bear Stearns Asset Backed Securities Trust 2007-SD1 (a)		3.1143	10/25/2036	58,637
153,185	Bear Stearns Mortgage Funding Trust 2006-AR5 (c)	US0001M + 0.19	0.3745	1/25/2037	130,838
47,823	Bear Stearns Mortgage Securities, Inc. (a)		6.2945	3/25/2031	47,750
1,652,754	Business Jet Securities LLC (b)		7.7480	2/15/2033	1,604,594
187,038	Centex Home Equity Loan Trust 2004-C (c)	US0001M + 0.795	0.9795	6/25/2034	179,712
332,914	Centex Home Equity Loan Trust 2004-D (d)		5.5600	9/25/2034	346,844
896,066	CFCRE Commercial Mortgage Trust 2017-C8 (a)		1.7754	6/15/2050	60,545
98,439	Chase Funding Trust Series 2003-6 (d)		5.0029	11/25/2034	102,617
230,625	Chase Mortgage Finance Trust Series 2005-S1		5.0000	5/25/2035	230,213
99,531	CHL Mortgage Pass-Through Trust 2004-8		0.0001	7/25/2034	79,015
5,196	CHL Mortgage Pass-Through Trust 2005-11 (c)	US0001M + 0.32	0.5045	4/25/2035	3,198
206,247	CHL Mortgage Pass-Through Trust 2005-15		5.1000	8/25/2035	207,853
4,172	CHL Mortgage Pass-Through Trust 2005-7 (c)	US0001M + 0.72	0.9045	3/25/2035	1,741
776,333	CitiCorp. Mortgage Securities, Inc.		5.5000	3/25/2035	792,156
255,543	CitiCorp. Mortgage Securities Trust Series 2006-1		6.0000	2/25/2036	266,719
128,674	Citigroup Mortgage Loan Trust 2005-11 (c)	H15T1Y + 2.4	4.1900	11/25/2035	122,179
697,733	Citigroup Mortgage Loan Trust 2006-AR2 (a)		3.9319	3/25/2036	647,120
226,821	Citigroup Mortgage Loan Trust 2006-AR5 (a)		3.9091	7/25/2036	202,623
586,228	Citigroup Mortgage Loan Trust 2007-OPX1 (d)		5.8630	1/25/2037	273,358
1,839,840	Citigroup Mortgage Loan Trust 2008-RR1 (b) (c)	US0001M + 0.07	0.2545	1/25/2037	1,592,868
442,361	Citigroup Mortgage Loan Trust 2013-8 (a)(b)		3.5726	11/25/2036	354,149
1,228,395	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/2035	1,070,294
146,393	Citigroup Mortgage Loan Trust, Inc. (c)	US0001M + 2.625	2.8095	11/25/2034	820,671
30,011	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	1/25/2037	29,650
163	Countrywide Asset-Backed Certificates (a)		5.0910	5/25/2032	160
8,885	Countrywide Asset-Backed Certificates (a)		4.2395	1/25/2037	8,866
11,440	Countrywide Asset-Backed Certificates (a)		5.8340	7/25/2034	11,477
382,693	Countrywide Asset-Backed Certificates (c)	US0001M + 0.66	0.8445	11/25/2033	354,260
75,883	Countrywide Asset-Backed Certificates (d)		5.2520	2/25/2035	75,700
906,097	Credit Suisse First Boston Mortgage Securities Corp.		5.5000	8/25/2025	879,254
123,569	Credit Suisse First Boston Mortgage Securities Corp. (a)		3.9130	11/25/2032	116,995
31,467	Credit Suisse First Boston Mortgage Securities Corp. (a)		3.9130	11/25/2032	29,056
519,705	Credit Suisse First Boston Mortgage Securities Corp. (a)(b)		1.6331	3/25/2032	466,964
918,370	Credit Suisse First Boston Mortgage Securities Corp. (c)	US0001M + 0.74	0.9245	8/25/2032	861,258
613,468	Credit-Based Asset Servicing and Securitization LLC (b) (c)	US0001M + 1.6	1.7845	9/25/2035	608,346
773,554	Credit-Based Asset Servicing and Securitization LLC (b) (c)	US0001M + 0.46	0.6445	2/25/2037	593,440
306,007	Credit-Based Asset Servicing and Securitization LLC (d)		3.2567	12/25/2036	286,813
868,842	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29		7.0000	10/25/2032	899,231
104,948	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/2033	108,376
371,584	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 (a)		3.5416	6/25/2034	362,620
3,160,611	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/2036	2,573,687
420,066	CSMC Mortgage-Backed Trust 2007-1		6.0000	2/25/2037	345,940
875,418	CSMC Mortgage-Backed Trust 2007-3		5.0000	4/25/2037	850,265
794,819	CSMC Mortgage-Backed Trust 2007-3 (a)		5.8368	4/25/2037	344,012
340,241	CSMC Mortgage-Backed Trust 2007-3 (c)	US0001M + 0.25	0.4345	4/25/2037	276,598
484,055	CSMC Mortgage-Backed Trust 2007-4 (c)	US0001M + 0.4	0.5845	6/25/2037	345,449
76,776	CSMC Mortgage-Backed Trust 2007-5		6.0000	4/25/2029	74,954
194,008	CSMC Series 2011-6R (a)(b)		3.8142	4/28/2037	182,895
198,931	CSMC Series 2014-4R (b) (c)	US0001M + 0.2	0.3683	2/27/2036	191,282
32,558	CWABS Revolving Home Equity Loan Trust Series 2004-J (c)	US0001M + 0.29	0.4748	12/15/2033	31,331
116,998	CWABS Revolving Home Equity Loan Trust Series 2004-O (c)	US0001M + 0.28	0.4647	2/15/2034	112,469
1,272,943	CWHEQ Revolving Home Equity Loan Trust Series 2005-K (c)	US0001M + 0.24	0.4247	2/15/2036	1,100,529
2,015,757	CWHEQ Revolving Home Equity Loan Trust Series 2005-K (c)	US0001M + 0.34	0.5248	2/15/2036	1,742,649
1,326,656	CWHEQ Revolving Home Equity Loan Trust Series 2006-D (c)	US0001M + 0.2	0.3848	5/15/2036	1,160,399
100,339	CWHEQ Revolving Home Equity Loan Trust Series 2006-I (c)	US0001M + 0.14	0.3247	1/15/2037	93,594
280,049	Deutsche Alt-B Securities Inc. Mortgage Loan Trust Series 2006-AB2 (a)		5.1157	6/25/2036	266,288
45,055	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 (a)		5.5000	9/25/2033	38,986
1,331,827	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 (c)	US0001M + 0.35	0.5345	6/25/2034	1,206,372
228,533	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1 (b) (c)	US0001M + 0.28	0.4647	4/15/2036	185,190
57,139	DSLA Mortgage Loan Trust 2004-AR1 (c)	US0001M + 0.82	1.0139	9/19/2044	52,390
23,146	DSLA Mortgage Loan Trust 2004-AR1 (c)	US0001M + 0.84	1.0339	9/19/2044	20,764
2,408,664	DSLA Mortgage Loan Trust 2004-AR4 (c)	US0001M + 0.35	0.5439	1/19/2045	2,022,546
3,463,132	DSLA Mortgage Loan Trust 2007-AR1 (c)	US0001M + 0.14	0.3339	4/19/2047	2,800,830
591,670	Equity One Mortgage Pass-Through Trust 2002-1 (a)		6.2820	8/25/2032	589,651
221,127	Finance America Mortgage Loan Trust 2004-3 (c)	US0001M + 0.945	1.1295	11/25/2034	189,831

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2% (Continued)
	ASSET BACKED SECURITIES - 88.8% (Continued)
207,290	Finance America Mortgage Loan Trust 2004-3 (c)	US0001M + 1.02	1.2045	11/25/2034	$174,883
49,444	First Horizon Alternative Mortgage Securities Trust 2005-AA1 (a)		3.5065	3/25/2035	38,111
1,983,155	First Horizon Alternative Mortgage Securities Trust 2005-AA3 (a)		3.2872	5/25/2035	1,431,320
54,896	First Horizon Mortgage Pass-Through Trust 2000-H (a)		3.7215	5/25/2030	51,332
35,608	First Horizon Mortgage Pass-Through Trust 2000-H (a)		4.0891	5/25/2030	32,278
237,206	First Horizon Mortgage Pass-Through Trust 2004-FL1 (c)	US0001M + 0.27	0.4545	2/25/2035	210,488
506,076	First Horizon Mortgage Pass-Through Trust 2005-AR4 (a)		3.9983	10/25/2035	480,775
197,841	FirstCity Capital Home Equity Loan Trust 1998-2 (b) (c)	US0001M + 0.8	0.9845	1/25/2029	193,616
59,977	Fremont Home Loan Trust 2005-A (c)	US0001M + 0.735	0.9195	1/25/2035	58,488
6,056,191	Fulton Street CDO Ltd. (b) (c)	US0003M + 0.42	2.2391	4/20/2032	3,542,872
1,358,045	Global Mortgage Securitization Ltd. (b) (c)	US0001M + 0.32	0.5045	11/25/2032	1,270,353
16,964	GMACM Home Equity Loan Trust 2005-HE1 (b) (c)	US0001M + 0.5	0.6845	8/25/2035	19,483
3,153,943	GMACM Home Equity Loan Trust 2007-HE2 (c)	US0001M + 0.14	0.3245	12/25/2037	2,873,693
547,645	GMACM Mortgage Loan Trust 2004-GH1 (d)		5.0000	7/25/2035	243,904
352,934	GMACM Mortgage Loan Trust 2005-AR6 (a)		4.0503	11/19/2035	308,103
95,490	GreenPoint Home Equity Loan Trust 2004-4 (c)	US0001M + 0.28	0.4647	8/15/2030	92,479
839,328	GreenPoint Mortgage Funding Trust 2005-AR4 (c)	US0001M + 0.52	0.7045	10/25/2045	789,968
587,558	GreenPoint Mortgage Funding Trust 2005-AR4 (c)	US0001M + 0.2	0.3845	10/25/2045	506,257
65,901	GreenPoint Mortgage Funding Trust 2005-AR5 (c)	US0001M + 0.54	0.7245	11/25/2045	53,306
418,335	GreenPoint Mortgage Funding Trust 2005-AR5 (c)	US0001M + 0.56	0.7445	11/25/2045	314,328
1,402,215	GreenPoint Mortgage Funding Trust 2006-AR2 (c)	12MTA + 2	3.5038	3/25/2036	1,303,921
92,155	GreenPoint Mortgage Funding Trust 2006-AR3 (c)	US0001M + 0.21	0.3945	4/25/2036	85,334
510,062	GreenPoint Mortgage Loan Trust 2004-1 (c)	US0001M + 0.575	0.7595	10/25/2034	444,143
1,153,305	Greenwich Capital Commercial Mortgage Trust 2006-RR1 (a)(b)		5.6579	3/18/2049	1,072,276
760,000	GS Mortgage Securities Corp. II (b) (c)	US0001M + 2.5	2.6848	9/15/2031	716,739
481,000	GS Mortgage Securities Trust 2011-GC5 (a)(b)		5.5553	8/10/2044	356,818
1,008,906	GSAA Home Equity Trust 2005-2 (c)	US0001M + 2.175	2.3595	12/25/2034	992,421
137,323	GSAMP Trust 2004-HE1 (c)	US0001M + 0.825	1.0095	5/25/2034	130,485
184,261	GSMPS Mortgage Loan Trust (a)(b)		7.7500	5/19/2027	183,710
204,920	GSR Mortgage Loan Trust 2003-1 (a)		3.6211	3/25/2033	186,699
450,413	GSR Mortgage Loan Trust 2005-8F		5.0000	11/25/2035	451,231
204,817	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/2035	213,270
975,007	GSR Mortgage Loan Trust 2007-1F		6.0000	1/25/2037	866,667
47,130	GSR Mortgage Loan Trust 2007-1F		5.5000	1/25/2037	52,249
3,941,710	GSR Mortgage Loan Trust 2007-3F		5.7500	5/25/2037	5,085,151
1,827,011	GSR Mortgage Loan Trust 2007-AR1 (a)		3.7060	3/25/2037	1,631,654
107,115	GSR Mortgage Loan Trust 2007-AR1 (a)		3.3481	3/25/2037	105,972
144,407	HarborView Mortgage Loan Trust 2003-1 (a)		3.6425	5/19/2033	136,276
799,910	HarborView Mortgage Loan Trust 2004-1 (a)		3.6363	4/19/2034	648,874
2,488,660	HarborView Mortgage Loan Trust 2004-8 (c)	US0001M + 0.8	0.9939	11/19/2034	2,284,878
167,953	HarborView Mortgage Loan Trust 2004-9 (c)	US0001M + 0.78	0.9739	12/19/2034	147,356
6,896	HarborView Mortgage Loan Trust 2005-1 (c)	US0001M + 0.66	0.8539	3/19/2035	4,569
92,951	HarborView Mortgage Loan Trust 2005-14 (a)		4.2858	12/19/2035	85,476
2,820,879	HarborView Mortgage Loan Trust 2005-2 (c)	US0001M + 0.52	0.7139	5/19/2035	1,488,597
660,564	HarborView Mortgage Loan Trust 2005-4 (a)		3.7062	7/19/2035	650,392
34,017	HarborView Mortgage Loan Trust 2005-8 (c)	US0001M + 0.66	0.8539	9/19/2035	28,336
5,013	Home Equity Mortgage Trust (c)	US0001M + 2.5	2.6683	6/25/2034	95,267
19,438	Home Equity Mortgage Trust 2007-1 (c)	US0001M + 0.34	0.5245	5/25/2037	17,507
58,251	Impac CMB Trust Series 2003-11 (c)	US0001M + 4.5	4.6845	10/25/2033	55,898
3,824	Impac CMB Trust Series 2003-8 (c)	US0001M + 2.625	2.8095	10/25/2033	3,779
6,960	Impac CMB Trust Series 2003-8 (c)	US0001M + 4.5	4.6845	10/25/2033	6,632
297,744	Impac CMB Trust Series 2004-10 (c)	US0001M + 0.8	0.9845	3/25/2035	260,119
64,866	Impac CMB Trust Series 2004-10 (c)	US0001M + 1.5	1.6845	3/25/2035	59,441
239,075	Impac CMB Trust Series 2004-10 (c)	US0001M + 2.775	2.9595	3/25/2035	230,138
218,911	Impac CMB Trust Series 2004-8 (c)	US0001M + 1.575	1.7595	8/25/2034	201,571
195,602	IndyMac INDA Mortgage Loan Trust 2005-AR1 (a)		3.9644	11/25/2035	185,662
38,681	IndyMac INDA Mortgage Loan Trust 2005-AR2 (a)		3.9040	1/25/2036	36,591
1,776,053	IndyMac INDX Mortgage Loan Trust 2004-AR2 (a)		3.8241	6/25/2034	1,719,955
184,216	IndyMac INDX Mortgage Loan Trust 2006-AR2 (c)	US0001M + 0.21	0.3945	2/25/2046	145,216
93,557	Irwin Home Equity Loan Trust 2004-1 (c)	US0001M + 1.25	1.4345	12/25/2034	91,188
1,893,993	Jefferies Resecuritization Trust 2009-R7 (a)(b)		3.7811	10/21/2035	1,912,174
531,867	JP Morgan Alternative Loan Trust		5.0000	12/25/2035	523,795
224,084	JP Morgan Alternative Loan Trust (d)		6.1900	5/25/2036	213,071
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 (a)(b)		5.8216	11/15/2043	1,605,373
580,112	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN (b)		3.9100	5/5/2030	449,691
107,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 (a)		4.3063	4/15/2046	65,574
106,060	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/2024	106,955
375,909	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/2034	373,477
3,860,050	JP Morgan Mortgage Trust 2005-A6 (a)		4.0498	8/25/2035	3,580,616
1,321,318	JP Morgan Mortgage Trust 2005-A8 (a)		3.9135	11/25/2035	1,149,891

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2% (Continued)
	ASSET BACKED SECURITIES - 88.8% (Continued)
357,076	JP Morgan Mortgage Trust 2006-A6 (a)		3.9643	10/25/2036	$312,724
111,126	JP Morgan Mortgage Trust 2007-A2 (a)		3.5250	4/25/2037	92,003
3,170,069	Legal Fee Funding 2006-1 LLC (b)		8.0000	7/20/2036	3,287,479
497,112	Lehman Mortgage Trust 2006-7 (a)		4.8855	9/25/2036	196,451
241,563	Lehman Mortgage Trust 2007-3		—	3/25/2037	186,682
87,304	Lehman XS Trust 2006-8 (d)		5.0187	6/25/2036	88,672
174,933	Lehman XS Trust 2007-5H (a)		3.0290	5/25/2037	155,920
701,040	Lehman XS Trust Series 2005-5N (c)	US0001M + 0.36	0.5445	11/25/2035	571,902
462,338	Lehman XS Trust Series 2006-2N (c)	US0001M + 0.26	0.4445	2/25/2046	397,508
868,316	Luminent Mortgage Trust 2007-2 (c)	US0001M + 0.23	0.4145	5/25/2037	768,480
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11 (c)	US0001M + 1.75	1.9345	11/25/2034	317,312
1,248,253	MASTR Adjustable Rate Mortgages Trust 2004-14 (c)	US0001M + 3.4	3.5845	1/25/2035	972,041
4,562,758	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.8	2.3038	12/25/2046	7,804,860
636,565	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.8	2.3038	12/25/2046	1,117,579
6,286,359	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.85	2.3538	12/25/2046	11,114,844
3,843,932	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 1.2	2.7038	12/25/2046	6,816,266
57,353	MASTR Adjustable Rate Mortgages Trust 2007-1 (c)	US0001M + 0.16	0.3445	1/25/2047	63,300
6,508,242	MASTR Adjustable Rate Mortgages Trust 2007-1 (c)	12MTA + 0.74	2.2438	1/25/2047	10,888,007
185,975	MASTR Adjustable Rate Mortgages Trust 2007-3 (c)	US0001M + 0.68	0.8645	5/25/2047	185,502
30,175,837	MASTR Adjustable Rate Mortgages Trust 2007-3 22A2 (c,e,f)	US0001M + 0.42	0.3800	5/25/2047	3,220,400
979,165	MASTR Alternative Loan Trust 2004-13		5.5000	1/25/2035	810,988
323,210	Mastr Asset Backed Securities Trust 2004-WMC2 (c)	US0001M + 3.225	3.4095	4/25/2034	325,029
980,768	Mastr Asset Backed Securities Trust 2005-NC2 (c)	US0001M + 0.5	0.6845	11/25/2035	684,630
1,570,163	Mastr Asset Backed Securities Trust 2005-NC2 (c)	US0001M + 0.7	0.8845	11/25/2035	1,119,502
86,483	MASTR Asset Securitization Trust 2004-3		5.2500	3/25/2024	86,879
83,606	MASTR Seasoned Securitization Trust 2003-1 (c)	US0001M + 0.4	0.5845	2/25/2033	73,566
170,223	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (a)(b)		2.6100	10/20/2029	147,896
102,068	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (a)(b)		2.6100	10/20/2029	88,672
203,207	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 (a)		3.7254	4/25/2037	187,354
2,505	Merrill Lynch Mortgage Investors Trust Series 2005-A3 (c)	US0001M + 0.27	0.4545	4/25/2035	2,496
5,650,205	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 (b) (c)	US0001M + 0.75	0.9345	8/25/2036	5,762,229
2,068,751	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A7 (a)		4.0633	9/25/2035	1,844,309
437,240	Merrill Lynch Mortgage Trust 2006-C1 (a)		6.2197	5/12/2039	424,127
2,384	Morgan Stanley ABS Capital I Inc. Trust 2007-HE4 (c)	US0001M + 0.11	0.2945	2/25/2037	978
104,022	Morgan Stanley Dean Witter Capital I Inc. Trust 2001-AM1 (c)	US0001M + 2.1	2.2845	2/25/2032	103,699
454,346	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/2035	379,718
212,579	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	8/25/2035	211,830
117,491	Morgan Stanley Mortgage Loan Trust 2006-16AX (c)	US0001M + 0.17	0.3545	11/25/2036	45,904
224,345	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	2/25/2021	218,749
19,949	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	6/25/2021	16,599
350,008	Mortgage Loan Resecuritization Trust (b) (c)	US0001M + 0.34	0.5126	4/16/2036	302,467
463,355	Mortgage Loan Trust Series 2004-3 (c)	US0001M + 1.875	2.0595	5/25/2034	440,278
1,491,853	MortgageIT Mortgage Loan Trust 2006-1 (c)	US0001M + 0.2	0.3845	4/25/2036	1,108,225
1,793,445	Mosaic Solar Loans 2017-1 LLC (b)		—	6/20/2042	1,570,353
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1 (a)(b)		5.2830	11/25/2048	1,990,344
12,758,366	New Residential Mortgage Loan Trust 2019-5 (a)(b)		0.5000	8/25/2059	350,855
17,931,231	New Residential Mortgage Loan Trust 2019-5 (a)(b)		0.7500	8/25/2059	762,077
452,270	New York Mortgage Trust 2006-1 (a)		3.9000	5/25/2036	402,295
312,199	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR1 (c)	US0001M + 1.02	1.2045	8/25/2034	327,264
472,492	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AF1 (a)		4.3268	6/25/2036	474,305
97,456	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		5.9570	3/25/2047	98,802
1,238,968	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		6.1380	3/25/2047	1,255,905
255,199	NovaStar Mortgage Funding Trust Series 2006-MTA1 (c)	US0001M + 0.38	0.5645	9/25/2046	236,869
155,777	Oakwood Mortgage Investors Inc. (a)		5.1900	6/15/2032	159,120
381,232	Option One Mortgage Loan Trust 2007-FXD2 (d)		6.1020	3/25/2037	384,827
52,625	Origen Manufactured Housing Contract Trust 2007-B (b) (c)	US0001M + 1.2	1.3848	10/15/2037	51,183
214,296	PFCA Home Equity Investment Trust (a)(b)		4.2041	1/22/2035	219,712
396,349	PFCA Home Equity Investment Trust (a)(b)		3.5876	8/25/2035	396,804
303,013	Prime Mortgage Trust 2004-1		5.2500	8/25/2034	311,923
114,852	Prime Mortgage Trust 2005-4		5.2500	10/25/2020	118,680
2,736,389	Prime Mortgage Trust 2006-DR1 (b)		5.5000	5/25/2035	2,231,386
755,768	Prime Mortgage Trust 2006-DR1 (b)		6.0000	5/25/2035	615,049
477,887	RAAC Series 2004-SP1 Trust (d)		6.1180	3/25/2034	484,993
2,759,324	RAAC Series 2006-RP1 Trust (c)	US0001M + 1.875	2.0595	10/25/2045	2,703,427
733,002	RALI Series 2004-QA4 Trust (a)		8.0045	9/25/2034	701,450
239,544	RALI Series 2004-QA4 Trust (a)		4.3516	9/25/2034	232,412
92,558	RALI Series 2004-QA6 Trust (a)		4.2056	12/26/2034	75,707
240,515	RALI Series 2005-QA2 Trust (a)		3.9673	2/25/2035	204,647
424,004	RALI Series 2005-QA3 Trust (a)		3.9500	3/25/2035	131,693
147,294	RALI Series 2005-QA6 Trust (a)		4.2054	5/25/2035	96,887
624,302	RALI Series 2005-QA8 Trust (a)		4.3694	7/25/2035	455,342

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2% (Continued)
	ASSET BACKED SECURITIES - 88.8% (Continued)
83,307	RALI Series 2005-QA8 Trust (a)		3.9279	7/25/2035	$71,898
197,826	RALI Series 2005-QA9 Trust (a)		3.8081	8/25/2035	106,463
957,193	RALI Series 2005-QO4 Trust (c)	US0001M + 0.56	0.7445	12/25/2045	755,241
2,221,144	RALI Series 2005-QS5 Trust		5.7000	4/25/2035	2,231,655
41,220	RALI Series 2006-QA1 Trust (a)		5.5332	1/25/2036	35,528
208,413	RALI Series 2006-QA2 Trust (a)		5.7601	2/25/2036	164,912
134,898	RALI Series 2006-QS10 Trust		6.0000	8/25/2036	131,895
100,239	RALI Series 2006-QS12 Trust		5.0000	9/25/2036	91,200
735,646	RALI Series 2007-QH4 Trust (c)	US0001M + 0.19	0.3745	5/25/2037	660,282
229,007	RAMP Series 2003-SL1 Trust		8.0000	4/25/2031	231,918
822,407	RAMP Series 2004-SL1 Trust		6.5000	11/25/2031	798,512
972,799	RAMP Series 2004-SL3 Trust		8.5000	12/25/2031	629,672
349,797	RAMP Series 2004-SL4 Trust		7.5000	7/25/2032	229,336
286,199	RAMP Series 2005-SL1 Trust		7.5000	5/25/2032	287,717
717,832	RAMP Series 2005-SL1 Trust		8.0000	5/25/2032	574,852
1,223,180	RAMP Series 2007-RS1 Trust (c)	US0001M + 0.17	0.3545	2/25/2037	647,586
1,028,349	RBSGC Mortgage Loan Trust 2005-A		6.0000	4/25/2035	1,037,182
750,023	Renaissance Home Equity Loan Trust 2004-2 (c)	US0001M + 0.48	0.6645	7/25/2034	682,585
374,146	Renaissance Home Equity Loan Trust 2004-3 (d)		4.8240	11/25/2034	382,102
415,284	Renaissance Home Equity Loan Trust 2005-4 (d)		5.8250	2/25/2036	416,716
308,076	Residential Asset Securitization Trust 2004-A2 (c)	US0001M + 0.55	0.7345	5/25/2034	290,977
1,543,561	RFMSI Series 2005-SA1 Trust (a)		3.4875	3/25/2035	1,256,613
20,535	RFMSI Series 2005-SA2 Trust (a)		3.6915	6/25/2035	20,050
1,663,919	RFMSI Series 2005-SA5 Trust (a)		4.2872	11/25/2035	1,542,506
3,662,634	RFMSI Series 2006-SA2 Trust (a)		4.9686	8/25/2036	3,297,393
179,506	RFSC Series 2002-RP2 Trust (b) (c)	US0001M + 1.5	1.6845	10/25/2032	170,007
48,259	SACO I Trust 2005-9 (c)	US0001M + 0.69	0.8745	12/25/2035	167,849
148,634	SACO I Trust 2005-WM2 (c)	US0001M + 0.825	1.0095	7/25/2035	556,051
175,175	SACO I Trust 2006-6 (c)	US0001M + 0.26	0.4445	6/25/2036	169,887
314,525	Sequoia Mortgage Trust 2007-1 (a)		3.7218	1/20/2047	265,371
236,267	Sofi Mortgage Trust 2016-1 (a)(b)		3.0000	11/25/2046	234,436
2,560,298	SolarCity LMC Series III LLC (b)		5.4400	7/20/2044	2,491,577
643,125	Soloso CDO 2007-1 Ltd. (b)		—	2/15/2037	446,972
378,952	Structured Adjustable Rate Mortgage Loan Trust (c)	US0001M + 0.31	0.4945	7/25/2035	272,445
1,995,149	Structured Adjustable Rate Mortgage Loan Trust (c)	US0001M + 0.405	0.5895	6/25/2034	1,833,346
235,124	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS (c)	US0001M + 0.32	0.5045	10/25/2035	217,905
403,683	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 (a)		3.8142	4/25/2047	380,293
314,879	Structured Asset Mortgage Investments II Trust 2004-AR6 (c)	US0001M + 0.4	0.5939	2/19/2035	283,027
1,877,442	Structured Asset Mortgage Investments II Trust 2005-AR2 (c)	US0001M + 0.46	0.6445	5/25/2045	1,310,579
202,803	Structured Asset Mortgage Investments II Trust 2006-AR2 (c)	US0001M + 0.23	0.4145	2/25/2036	172,916
188,843	Structured Asset Mortgage Investments II Trust 2006-AR3 (a)		3.4381	5/25/2036	121,400
541,380	Structured Asset Mortgage Investments II Trust 2006-AR5 (c)	US0001M + 0.21	0.3945	5/25/2046	452,574
2,864,398	Structured Asset Mortgage Investments II Trust 2006-AR5 (c)	US0001M + 0.21	0.3945	5/25/2046	1,826,203
79,843	Structured Asset Mortgage Investments II Trust 2006-AR6 (c)	US0001M + 0.19	0.3745	7/25/2046	58,136
341,088	Structured Asset Mortgage Investments II Trust 2007-AR1 (c)	US0001M + 0.18	0.3645	1/25/2037	302,764
103,839	Structured Asset Mortgage Investments II Trust 2007-AR2 (c)	US0001M + 0.3	0.4845	2/25/2037	89,452
928,183	Structured Asset Mortgage Investments II Trust 2007-AR2 (c)	US0001M + 0.26	0.4445	3/25/2037	455,268
1,031,355	Structured Asset Mortgage Investments Trust 2002-AR5 (c)	US0001M + 1.2	1.3939	5/19/2033	915,192
336,986	Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS (c)	US0001M + 1.5	1.6726	4/25/2035	325,581
828,883	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF3 (a)(b)		4.1349	10/25/2036	742,337
1,180,033	Structured Asset Securities Corp. Mortgage Pass Through Certificates Ser 2001-SB1		3.3750	8/25/2031	1,119,025
2,900	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2001-14a (a)		3.4901	7/25/2032	2,622
177,557	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-21A (a)		3.7414	11/25/2032	164,926
179,562	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003 (d)		4.3493	8/25/2033	182,418
1,213,074	TBW Mortgage-Backed Trust 2006-6 (d)		5.6600	1/25/2037	488,751
50,759	Terwin Mortgage Trust 2006-10SL (a)(b)		4.7500	10/25/2037	27,656
480,542	Terwin Mortgage Trust 2007-6ALT (b) (c)	US0001M + 0.3	0.4845	8/25/2038	380,899
253,769	Thornburg Mortgage Securities Trust 2007-3 (c)	US0012M + 1.25	1.8154	6/25/2047	234,837
200,000	Tropic CDO V Ltd. (b)		—	7/15/2036	139,000
163,000	UBS Commercial Mortgage Trust 2012-C1 (a)(b)		5.7547	5/10/2045	118,097
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 (a)(b)		6.2520	1/10/2045	214,435
3,047,518	Voyager CNTYW Delaware Trust (a)(b)		0.4247	2/16/2036	2,581,807
2,446,003	Voyager CNTYW Delaware Trust (a)(b)		0.4848	12/16/2033	2,268,885
171,878	Voyager OPTONE Delaware Trust (a)(b)		0.4345	2/25/2038	59,071
1,060,768	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 (a)(b)		5.2684	10/15/2044	1,020,738
263,834	Wachovia Mortgage Loan Trust LLC Series 2006-A Trust (a)		3.4625	5/20/2036	256,822
190,568	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 Trust (a)		4.3700	10/25/2032	174,991
512,699	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 Trust (a)		3.7714	2/25/2033	478,847
223,600	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (c)	12MTA + 1.4	2.9038	6/25/2042	198,430
225,811	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (c)	12MTA + 1.4	2.9038	6/25/2042	193,497

See accompanying notes to consolidated financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	BONDS & NOTES - 89.2% (Continued)
	ASSET BACKED SECURITIES - 88.8% (Continued)
110,160	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 Trust (c)	12MTA + 1.4	2.9038	8/25/2042	$100,147
342,623	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust		5.7500	1/25/2033	349,760
99,334	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (a)		4.1923	10/25/2033	96,855
377,493	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust (a)		4.3049	9/25/2033	350,315
1,442,255	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (a)		5.6438	6/25/2033	801,890
91,529	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust (a)		3.6011	10/25/2036	78,962
3,708,787	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust (c)	12MTA + 0.98	2.4838	7/25/2046	3,293,065
97,235	WaMu Pass Through Certificates Series 2002-AR12 Trust (a)		4.2000	10/25/2032	86,025
149,843	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust		5.5000	3/25/2035	149,989
497,324	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-2 Trust		6.0000	3/25/2036	429,552
2,838,062	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR1 Trust (c)	US0001M + 0.25	0.4345	2/25/2036	2,262,285
88,642	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust (c)	12MTA + 0.94	2.4438	4/25/2046	76,428
552,273	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 Trust (c)	12MTA + 0.94	2.4438	7/25/2046	368,992
926,310	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 Trust (c)	12MTA + 0.96	2.4638	8/25/2046	604,598
74,154	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8 Trust (c)	12MTA + 0.85	2.3538	10/25/2046	62,402
54,445	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4 (b)		6.5000	10/19/2029	53,991
54,444	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4 (b)		6.5000	10/19/2029	53,936
92,932	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-AR1 Trust (a)		3.7869	2/25/2033	85,991
1,124,458	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA2 Trust (a)		7.0000	7/25/2033	1,115,820
111,695	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust (a)		4.9800	4/25/2034	113,714
23,416	Wells Fargo Mortgage Backed Securities 2003-I Trust (a)		4.6198	9/25/2033	17,595
115,285	Wells Fargo Mortgage Backed Securities 2004-K Trust (a)		3.0087	7/25/2034	114,281
					256,816,988
	COMMERCIAL MORTGAGE OBLIGATIONS - 0.4%
382,371	Fannie Mae Interest Strip		6.5000	10/25/2023	30,326
264,130	Fannie Mae Interest Strip		6.0000	1/25/2035	55,077
745,669	Fannie Mae Interest Strip		4.5000	8/25/2035	102,188
434,844	Fannie Mae Interest Strip (a)		5.0000	3/25/2038	74,243
378,158	Fannie Mae Interest Strip		5.0000	1/25/2040	56,409
799,944	Fannie Mae Interest Strip (a)		3.5000	4/25/2027	51,146
645,859	Freddie Mac Strips (a)		4.5000	5/15/2049	104,259
45,653,284	Government National Mortgage Association		0.2630	6/16/2040	215,410
5,880,087	Government National Mortgage Association (a)		0.1034	8/16/2048	46,210
279,425	Government National Mortgage Association (c)		5.2100	5/20/2041	48,688
355,024	Government National Mortgage Association (c)		5.2600	6/20/2041	60,615
382,042	Government National Mortgage Association		5.0000	10/20/2039	67,088
					911,659

	TOTAL BONDS & NOTES (Cost - $253,865,994)				257,728,647

Shares
	SHORT-TERM INVESTMENTS - 11.1%
32,191,667	First American Government Obligations Fund - Class U, 0.34% *				32,191,667
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,191,667)

	TOTAL INVESTMENTS (Cost $286,057,661) - 100.3%				$289,920,314
	LIABILITIES LESS OTHER ASSETS - (0.3)%				(829,786)
	NET ASSETS - 100.0%				$289,090,528

*	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

(a)	Variable rate security; the rate shown represents the rate on June 30, 2020.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $56,741,538 or 19.63% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2020.

(e)	Fair valued security

(f)	Security currently in litigation.

COF - Cost of Funds

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

12MTA - 12 Month Treasury Average Index

US001M - 1 Month London Interbank Offered Rate

US006M - 6 Month London Interbank Offered Rate

US0012M - 12 Month London Interbank Offered Rate

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 63.8%
	AIRLINES - 1.0%
450,000	Southwest Airlines Co.	1.2500	5/1/2025	$540,464

	AUTO PARTS & EQUIPMENT - 1.9%
1,086,118	Meritor, Inc.	3.2500	10/15/2037	1,081,943

	BIOTECHNOLOGY - 4.0%
1,130,042	Illumina, Inc.	0.5000	6/15/2021	1,680,959
745,021	Retrophin, Inc.	2.5000	9/15/2025	614,514
				2,295,473
	COMMERCIAL SERVICES - 6.0%
806,772	Chegg, Inc.	0.1250	3/15/2025	1,140,897
2,360,928	Euronet Worldwide, Inc.	0.7500	3/15/2049	2,282,722
				3,423,619
	COMPUTERS - 2.9%
260,000	CyberArk Software Ltd. (a)	0.0000	11/15/2024	241,792
1,513,080	Western Digital Corp.	1.6500	2/1/2024	1,422,347
				1,664,139
	ELECTRONICS - 1.2%
704,578	Fortive Corp.	0.8750	2/15/2022	692,034

	HEALTHCARE - SERVICES - 6.0%
722,616	Anthem, Inc.	2.7500	10/15/2042	2,643,311
230,000	Teledoc Health, Inc.	1.3750	5/15/2025	818,980
				3,462,291
	INTERNET - 6.8%
1,031,561	Etsy, Inc. (a)	0.1250	10/1/2026	1,406,570
657,848	Okta, Inc. (a)	0.1250	9/1/2025	814,027
840,000	Proofpoint, Inc. (a)	0.2500	8/15/2024	824,783
450,000	Wix.com Ltd.	0.0000	7/1/2023	835,031
				3,880,411
	INVESTMENT COMPANIES - 4.6%
1,690,886	New Mountain Finance Corp.	5.7500	8/15/2023	1,585,206
1,056,540	Sixth Street Specialty Lending, Inc.	4.5000	8/1/2022	1,062,224
				2,647,430
	OIL & GAS - 1.0%
505,000	Pioneer Natural Resources Co. (a)	0.2500	5/15/2025	595,792

	PHARMACEUTICALS - 3.1%
185,000	DexCom, Inc.	0.7500	12/1/2023	458,926
405,000	Horizon Pharma Investment Ltd.	2.5000	3/15/2022	779,625
330,000	Neurocrine Biosciences, Inc.	2.2500	5/15/2024	548,700
				1,787,251
	REITs - 0.9%
45,232	Apollo Commercial Real Estate Finance, Inc.	4.7500	8/23/2022	39,301
490,675	VEREIT, Inc.	3.7500	12/15/2020	489,462
				528,763
	RETAIL - 1.6%
820,000	Burlington Stores, Inc. (a)	2.2500	4/15/2025	931,889

	SEMICONDUCTORS - 8.5%
585,000	Microchip Technology, Inc.	1.6250	2/15/2027	862,902
445,000	Micron Technology, Inc.	3.1250	5/1/2032	2,274,045
170,443	Novellus Systems, Inc.	2.6250	5/15/2041	1,732,359
				4,869,306
	SOFTWARE - 14.3%
808,734	Alteryx, Inc. (a)	1.0000	8/1/2026	922,092
235,000	Atlassian, Inc.	0.6250	5/1/2023	522,984
62,194	Benefitfocus, Inc.	1.2500	12/15/2023	48,927
475,000	Cloudflare, Inc. (a)	0.7500	5/15/2025	572,375
350,000	Coupa Software, Inc.	0.1250	6/15/2025	636,229
519,599	DocuSign, Inc.	0.5000	9/15/2023	1,263,044
735,021	Pluralsight, Inc.	0.3750	3/1/2024	645,227
325,000	ServiceNow, Inc.	0.0000	6/1/2022	973,692
868,291	Splunk, Inc.	1.1250	9/15/2025	1,275,624
502,194	Tabula Rasa HealthCare, Inc. (a)	1.7500	2/15/2026	513,927
620,000	Workday, Inc.	0.2500	10/1/2022	852,181
				8,226,302

	TOTAL CONVERTIBLE BONDS ( Cost - $34,279,963)			36,627,107

See accompanying notes to consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	PREFERRED STOCKS - 33.5%
	BANKS - 3.7%
803	Bank of America Corp.	7.2500	Perpetual	$1,077,787
803	Wells Fargo & Co.	7.5000	Perpetual	1,041,491
				2,119,278
	ELECTRIC - 13.2%
25,121	American Electric Power Co., Inc.	6.1250	3/15/2022	1,216,108
12,636	Dominion Energy, Inc.	7.2500	6/1/2022	1,280,532
27,000	DTE Energy Co.	6.2500	11/1/2022	1,142,640
25,118	NextEra Energy, Inc.	5.2790	3/1/2023	1,066,259
34,713	NextEra Energy, Inc.	4.8720	9/1/2022	1,684,969
27,233	Southern Co.	6.7500	8/1/2022	1,199,886
				7,590,394
	HAND/MACHINE TOOLS - 1.8%
4,970	Stanley Black & Decker, Inc.	5.2500	5/15/2020	444,716
510	Stanley Black & Decker, Inc.	5.0000	Perpetual	578,059
				1,022,775
	HEALTHCARE - PRODUCTS - 6.3%
15,175	Boston Scientific Corp.	5.5000	6/1/2023	1,590,795
805	Danaher Corp.	4.7500	4/15/2022	1,003,730
935	Danaher Corp.	5.0000	4/15/2023	1,009,164
				3,603,689
	REITS - 4.8%
1,850	Crown Castle International Corp.	6.8750	8/1/2020	2,747,786

	SEMICONDUCTORS - 3.7%
1,884	Broadcom, Inc.	8.0000	9/30/2022	2,099,435

	TOTAL PREFERRED STOCKS (Cost - $19,658,445)			19,183,357

Shares
	SHORT-TERM INVESTMENTS - 2.5%
1,456,436	First American Government Obligations Fund - Class U, 0.34% *			1,456,436
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,456,436)

	TOTAL INVESTMENTS (Cost $55,394,844) - 99.8%			$57,266,900
	OTHER ASSETS LESS LIABILITIES - 0.2%			121,653
	NET ASSETS - 100.0%			$57,388,553

REIT - Real Estate Investment Trust

Perpetual - Perpetual Preferred Stocks are fixed income instruments without defined maturity dates.

*	Rate shown represents the rate at June 30, 2020, and is subject to change and resets daily.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $6,823,247 or 11.89% of net assets.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2020

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$36,531,404	$198,678,132	$33,316,992	$6,046,390
Investments in Affiliated securities, at cost	—	—	—	652,681
Total Securities at Cost	36,531,404	198,678,132	33,316,992	6,699,071

Investments in Unaffiliated securities, at value	$37,037,277	$198,695,886	$42,135,990	$6,388,146
Investments in Affiliated securities, at value	—	—	—	759,999
Total Securities at Value	$37,037,277	$198,695,886	$42,135,990	$7,148,145
Cash	690	—	—	—
Deposits with Brokers for futures and options	1,768,708	9,877,372	—	12,217
Receivable for securities sold	270,740	—	532,891	100,000
Receivable for Fund shares sold	105,482	910,020	60,431	—
Dividends and interest receivable	31,044	10,694	28,078	26,242
Due from Advisor	—	—	—	5,543
Unrealized appreciation from open futures contracts	1,055	—	—	—
Prepaid expenses and other assets	37,328	57,709	25,316	6,097
Total Assets	39,252,324	209,551,681	42,782,706	7,298,244

LIABILITIES:
Payable for securities purchased	500,909	—	416,307	6,167
Payable for Fund shares redeemed	4,414	283,955	3,532	2,602
Shareholder services fees payable	2,103	16,322	8,866	1,888
Management fees payable	12,928	276,559	20,732	—
Payable to related parties	5,603	27,723	4,881	1,055
Accrued 12b-1 fees	4,311	9,107	5,686	1,216
Trustee fees payable	2,920	2,416	2,339	2,371
Unrealized depreciation from open futures contracts	194,279	—	—	—
Accrued expenses and other liabilities	9,518	13,380	15,303	12,503
Total Liabilities	736,985	629,462	477,646	27,802

Net Assets	$38,515,339	$208,922,219	$42,305,060	$7,270,442

NET ASSETS CONSIST OF:
Paid in capital	$43,409,478	$206,156,962	$30,165,856	$8,774,562
Accumulated earnings/(loss)	(4,894,139)	2,765,257	12,139,204	(1,504,120)
Net Assets	$38,515,339	$208,922,219	$42,305,060	$7,270,442

Institutional Shares
Net Assets	$25,937,878	$192,206,921	$28,861,089	$214,396
Shares of beneficial interest outstanding (a)	3,486,319	33,451,396	589,427	27,734
Net asset value per share	$7.44	$5.75	$48.96	$7.73

Class A Shares
Net Assets	$11,478,580	$7,676,497	$13,058,616	$7,055,185
Shares of beneficial interest outstanding (a)	1,546,484	1,327,251	381,964	908,575
Net asset value and redemption price per share	$7.42	$5.78	$34.19	$7.77
Maximum offering price per share (b)	$7.79	$6.07	$35.90	$8.16

Class C Shares
Net Assets	$1,098,881	$9,038,801	$385,355	861
Shares of beneficial interest outstanding (a)	148,907	1,589,986	12,615	111
Net asset value, offering price and redemption price per share (c)	$7.38	$5.68	$30.55	$7.73	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) Continued)
June 30, 2020

	Rational/	Rational		Rational	Rational	Rational/Pier 88
	ReSolve Adaptive	Iron Horse		NuWave Enhanced	Special Situations	Convertible Securities
	Asset Allocation Fund	Fund		Market Opportunity Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$59,457,285	$2,352,836		$13,912,284	$286,057,661	$55,394,844
Investments, at value	$59,457,285	$2,352,836		$13,947,436	$289,920,314	$57,266,900
Cash	—	800		—	347,333	—
Deposits with Brokers for futures, options and foreign currency	2,211,067	—		4,389,673	—	—
Foreign Deposits with Brokers for futures and options (Cost $2,310,774 & 316,855)	2,327,419	—		319,050	—	—
Receivable for securities sold	—	—		1,300,987	—	—
Unrealized appreciation from open futures contracts	1,161,430	—		422,322	—	—
Receivable for Fund shares sold	41,173	—		—	1,446,234	3,500
Dividends and interest receivable	4,917	177		22,946	753,512	155,400
Due from Advisor	—	3,589		—	—	—
Prepaid expenses and other assets	28,125	4,834		39,317	73,096	15,851
Total Assets	65,231,416	2,362,236		20,441,731	292,540,489	57,441,651

LIABILITIES:
Payable for securities purchased	—	—		910,978	2,922,182	—
Unrealized depreciation from open futures contracts	235,169	—		838,305	—	—
Management fees payable	78,757	—		15,796	317,737	24,756
Payable to related parties	10,472	2,881		7,422	34,622	11,657
Trustee fees payable	2,508	2,351		2,129	1,941	1,895
Shareholder services fees payable	6,490	545		432	17,868	730
Accrued 12b-1 fees	79	559		870	20,654	117
Payable for Fund shares redeemed	2,195	—		134,384	106,121	—
Accrued expenses and other liabilities	14,072	14,984		14,201	28,836	13,943
Total Liabilities	349,742	21,320		1,924,517	3,449,961	53,098

Net Assets	$64,881,674	$2,340,916		$18,517,214	$289,090,528	$57,388,553

NET ASSETS CONSIST OF:
Paid in capital	$71,397,156	$3,566,401		$33,039,801	$288,732,492	$56,584,232
Accumulated earnings/ (loss)	(6,515,482)	(1,225,485)		(14,522,587)	358,036	804,321
Net Assets	$64,881,674	$2,340,916		$18,517,214	$289,090,528	$57,388,553

Institutional Shares
Net Assets	$62,541,536	$1,583,532		$17,518,152	$254,747,082	$57,362,653
Shares of beneficial interest outstanding (a)	2,811,732	192,554		1,689,283	13,078,394	5,550,079
Net asset value per share	$22.24	$8.22		$10.37	$19.48	$10.34

Class A Shares
Net Assets	$2,003,394	$756,596		$735,049	$26,686,809	$15,125
Shares of beneficial interest outstanding (a)	90,974	92,164		71,190	1,371,399	1,463
Net asset value and redemption price per share	$22.02	$8.21		$10.33	$19.46	$10.34
Maximum offering price per share (b)	$23.36	$8.71		$10.96	$20.43	$10.86

Class C Shares
Net Assets	$336,744	$788		$264,013	$7,656,637	$10,775
Shares of beneficial interest outstanding (a)	15,619	$97		25,974	394,219	1,044
Net asset value, offering price and redemption price per share (c)	$21.56	$8.16	(d)	$10.16	$19.42	$10.32

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund except Special Situations Income Fund and Rational/Pier 88 Convertible Securities Fund whose maximum front-end sales charge (load) is 4.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2020

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$165,838	$—	$113,418	$—
Interest income	3,752	852,491	6,246	6,703
Dividend income - affiliated companies (Note 3)	—	—	—	146,790
Foreign tax withheld	—	—	(7,033)	—
Total Investment Income	169,590	852,491	112,631	153,493

Operating Expenses:
Investment management fees	100,079	1,575,123	129,280	4,059
Administration fees	17,028	83,768	20,028	8,560
Registration fees	26,234	35,074	24,141	4,864
12b-1 Fees - Class A Shares	14,124	11,174	14,786	9,859
12b-1 Fees - Class C Shares	5,563	38,581	1,197	4
Management Service Fees	9,292	48,154	11,299	4,584
Audit & Tax fees	6,096	6,473	5,233	6,047
Printing expense	5,062	11,651	4,626	2,010
Compliance officer fees	5,981	7,831	6,121	3,145
Trustees’ fees	4,582	4,721	4,721	4,721
Legal fees	4,556	4,389	4,389	4,389
Custody fees	2,450	5,381	3,731	2,849
Insurance expense	659	5,247	1,083	313
Shareholder Services Fees - Institutional Shares	3,311	59,229	12,274	—
Shareholder Services Fees - Class A Shares	6,361	6,018	7,518	4,209
Shareholder Services Fees - Class C Shares	338	2,593	111	—
Interest expense	4,022	1,216	—	—
Miscellaneous expenses	1,233	5,450	1,196	1,196
Total Operating Expenses	216,971	1,912,073	251,734	60,809
Less: Expenses waived/reimbursed by Advisor	(59,332)	(68,000)	(21,491)	(32,250)
Net Operating Expenses	157,639	1,844,073	230,243	28,559

Net Investment Income (Loss)	11,951	(991,582)	(117,612)	124,934

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	349,059	—	2,014,887	—
Affiliated companies	—	—	—	(297,623)
Options purchased	(799,723)	(952,301)	—	—
Options written	(265,015)	4,627,505	—	—
Futures	2,575,184	—	—	(1,632,484)
Foreign currency transactions	—	—	237	—
Net Realized Gain (Loss)	1,859,505	3,675,204	2,015,124	(1,930,107)

Net change in unrealized appreciation (depreciation) on:
Investments	294,275	(20,420)	2,885,999	—
Affiliated companies	—	—	—	77,917
Futures	(138,622)	—	—	—
Foreign currency translations	—	—	335	—
Net change in unrealized Appreciation (Depreciation) on Investments	155,653	(20,420)	2,886,334	77,917

Net Realized and Unrealized Gain (Loss) on Investments	2,015,158	3,654,784	4,901,458	(1,852,190)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,027,109	$2,663,202	$4,783,846	$(1,727,256)

See accompanying notes to consolidated financial statements.

Rational Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2020

	Rational/	Rational	Rational	Rational	Rational/ Pier 88
	ReSolve Adaptive	Iron Horse	NuWave Enhanced	Special Situations	Convertible Securities
	Asset Allocation Fund	Fund	Market Opportunity Fund	Income Fund	Fund
Investment Income:	(Consolidated)		(Consolidated)
Dividend income	$—	$20,549	$270,429	$—	$544,834
Interest income	215,679	5,397	25,462	3,437,386	193,004
Foreign tax withheld	—	(339)	179	—	—
Total Investment Income	215,679	25,607	296,070	3,437,386	737,838

Operating Expenses:
Investment management fees	553,204	21,529	284,475	1,464,273	233,090
Administrative fees	33,935	7,157	26,747	124,663	32,538
12b-1 Fees - Class A Shares	6,657	1,291	5,530	21,233	10
12b-1 Fees - Class C Shares	1,942	4	2,486	21,646	16
Management Service Fees	18,699	3,380	10,937	51,718	16,573
Registration fees	16,966	3,286	20,705	30,739	4,042
Custody fees	4,300	2,478	2,525	28,340	3,098
Legal fees	7,405	4,223	7,105	8,376	10,458
Audit & Tax fees	6,473	6,473	6,473	7,703	6,593
Compliance officer fees	6,428	5,776	6,152	7,583	6,299
Printing expenses	3,947	2,177	3,474	10,752	5,514
Trustees’ fees	4,721	4,720	4,697	5,554	4,720
Shareholder Services Fees - Institutional Shares	24,279	1,139	5,957	52,379	20,946
Shareholder Services Fees - Class A Shares	3,661	477	3,377	6,039	3
Shareholder Services Fees - Class C Shares	259	—	134	848	—
Insurance Expense	1,849	172	1,432	3,727	1,489
Interest expense	—	—	—	—	30
Miscellaneous expense	2,145	1,196	2,108	4,081	1,383
Total Operating Expenses	696,870	65,478	394,314	1,849,654	346,802
Less: Expenses waived/reimbursed by Advisor	(65,124)	(35,011)	(64,158)	(88,323)	(73,917)
Net Operating Expenses	631,746	30,467	330,156	1,761,331	272,885

Net Investment Income (Loss)	(416,067)	(4,860)	(34,086)	1,676,055	464,953

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	(345,265)	(10,680,443)	(289,753)	(1,594,060)
Options purchased	—	2,546	—	—	—
Options written	—	67,746	—	—	—
Futures	(6,344,808)	—	(3,509,233)	—	—
Foreign currency translations	(8,879)	(11)	(18,437)	—	—
Net realized loss on Investments	(6,353,687)	(274,984)	(14,208,113)	(289,753)	(1,594,060)

Net change in unrealized appreciation (depreciation) on:
Investments	—	(356,456)	(466,904)	(2,646,308)	1,459,419
Options purchased	—	29,159	—	—	—
Options written	—	245,664	—	—	—
Futures	2,727,339	—	113,489	—	—
Foreign currency translations	(29,598)	—	—	—	—
Net change in unrealized Appreciation (Depreciation) on Investments	2,697,741	(81,633)	(353,415)	(2,646,308)	1,459,419

Net Realized and Unrealized Gain (Loss) on Investments	(3,655,946)	(356,617)	(14,561,528)	(2,936,061)	(134,641)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,072,013)	$(361,477)	$(14,595,614)	$(1,260,006)	$330,312

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Unaudited)

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:	(unaudited)		(unaudited)		(unaudited)
Net investment income (loss)	$11,951	$527,003	$(991,582)	$(210,188)	$(117,612)	$(143,260)
Net realized gain (loss) on investments, foreign currency transactions and options	1,859,505	(1,387,776)	3,675,204	7,773,203	2,015,124	2,119,623
Net change in unrealized appreciation (depreciation) on investments, foreign currency and options	155,653	2,767,256	(20,420)	38,174	2,886,334	5,508,569
Net increase in net assets resulting from operations	2,027,109	1,906,483	2,663,202	7,601,189	4,783,846	7,484,932

Distributions to Shareholders from:
Total Distributions:
Institutional	—	(292,419)	—	(4,728,957)	—	(70,371)
Class A	—	(605,303)	—	(486,093)	—	(58,160)
Class C	—	(59,313)	—	(203,580)	—	(955)

Total distributions to shareholders	—	(957,035)	—	(5,418,630)	—	(129,486)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	19,177,985	4,732,165	124,978,513	151,376,666	8,890,573	4,509,893
Class A	1,351,559	685,323	3,668,206	11,325,757	158,811	428,540
Class C	39,600	17,983	2,974,645	6,512,697	217,688	72,450
Reinvestment of distributions
Institutional	—	125,043	—	4,417,062	—	63,070
Class A	—	536,878	—	470,585	—	57,800
Class C	—	24,379	—	138,693	—	919
Cost of shares redeemed
Institutional	(1,655,584)	(2,826,668)	(86,322,206)	(24,262,179)	(4,960,334)	(4,228,288)
Class A	(2,036,705)	(3,064,402)	(11,189,408)	(16,035,990)	(920,536)	(2,004,823)
Class C	(257,358)	(544,564)	(470,257)	(167,373)	(63,151)	(149,597)
Net increase (decrease) in net assets from share transactions of beneficial interest	16,619,497	(313,863)	33,639,493	133,775,918	3,323,051	(1,250,036)

Total Increase in Net Assets	18,646,606	635,585	36,302,695	135,958,477	8,106,897	6,105,410

Net Assets:
Beginning of period/year	19,868,733	19,233,148	172,619,524	36,661,047	34,198,163	28,092,753
End of period/year	$38,515,339	$19,868,733	$208,922,219	$172,619,524	$42,305,060	$34,198,163

Share Activity:
Institutional Class
Shares Sold	2,685,065	670,763	21,922,590	26,831,790	209,444	118,490
Shares Reinvested	—	18,203	—	784,558	—	1,472
Shares Redeemed	(230,375)	(408,604)	(15,174,602)	(4,308,637)	(119,462)	(109,597)
Net increase in shares of Beneficial interest	2,454,690	280,362	6,747,988	23,307,711	89,982	10,365

Class A
Shares Sold	185,679	99,093	637,182	1,994,596	5,093	15,805
Shares Reinvested	—	78,257	—	82,995	—	1,931
Shares Redeemed	(293,675)	(445,643)	(1,957,996)	(2,792,875)	(32,310)	(73,310)
Net decrease in shares of Beneficial interest	(107,996)	(268,293)	(1,320,814)	(715,284)	(27,217)	(55,574)

Class C
Shares Sold	5,378	2,669	525,917	1,151,566	8,117	3,090
Shares Reinvested	—	3,556	24,767	24,767	—	35
Shares Redeemed	(37,639)	(78,941)	(83,222)	(29,248)	(2,277)	(6,200)
Net increase (decrease) in shares of Beneficial interest	(32,261)	(72,716)	467,462	1,147,085	5,840	(3,075)

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

			Rational/ReSolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund		Rational Iron Horse Fund
			(Consolidated)

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	June 30, 2020	December 31 ,2019	June 30, 2020	December 31 ,2019	June 30, 2020	December 31 ,2019
Operations:	(unaudited)		(unaudited)		(unaudited)
Net investment income (loss)	$124,934	$324,811	$(416,067)	$(35,714)	$(4,860)	$98,338
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	(1,930,107)	284,815	(6,353,687)	8,370,908	(274,984)	(918,506)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	77,917	571,560	2,697,741	(2,745,008)	(81,633)	681,931
Net increase (decrease) in net assets resulting from operations	(1,727,256)	1,181,186	(4,072,013)	5,590,186	(361,477)	(138,237)

Distributions to Shareholders:
From return of capital:
Institutional	—	(1,615)	—	(73,376)	—	(299,042)
Class A	—	(55,483)	—	(8,665)	—	(81,413)
Class C	—	(6)	—	(707)	—	(52)
Total Distributions Paid :
Institutional	(3,378)	(17,335)	—	(6,750,584)	(4,677)	(79,532)
Class A	(102,804)	(569,624)	—	(791,508)	(1,187)	(14,896)
Class C	(9)	(59)	—	(60,987)	—	(4)

Total distributions to shareholders	(106,191)	(644,122)	—	(7,685,827)	(5,864)	(474,939)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	—	—	27,325,639	32,935,272	147,619	1,545,488
Class A	22,620	82,587	9,570,822	4,989,087	8,479	391,947
Class C	—	—	29,495	171,500	—	—
Reinvestment of distributions
Institutional	—	—	—	5,904,868	4,203	334,713
Class A	99,874	608,679	—	745,397	951	88,077
Class C	—	—	—	24,298	—	—
Cost of shares redeemed
Institutional	—	—	(12,005,464)	(13,564,157)	(1,382,366)	(5,379,660)
Class A	(680,159)	(1,663,220)	(12,945,737)	(1,904,239)	(489,535)	(868,056)
Class C	—	—	(105,407)	(73,239)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(557,665)	(971,954)	11,869,348	29,228,787	(1,710,649)	(3,887,491)

Total Increase (Decrease) in Net Assets	(2,391,112)	(434,890)	7,797,335	27,133,146	(2,077,990)	(4,500,667)

Net Assets:
Beginning of year/period	9,661,554	10,096,444	57,084,339	29,951,193	4,418,906	8,919,573
End of year/period	$7,270,442	$9,661,554	$64,881,674	$57,084,339	$2,340,916	$4,418,906

Share Activity:
Institutional Class
Shares Sold	—	—	1,165,108	1,272,697	16,950	159,680
Shares Reinvested	—	—	—	244,407	528	36,029
Shares Redeemed	—	—	(512,110)	(547,188)	(168,447)	(577,895)
Net increase (decrease) in shares of Beneficial interest	—	—	652,998	969,916	(150,969)	(382,186)

Class A
Shares Sold	2,735	8,475	399,326	183,752	948	42,468
Shares Reinvested	13,285	62,558	—	31,110	120	9,590
Shares Redeemed	(83,470)	(170,459)	(538,947)	(78,735)	(58,243)	(91,879)
Net increase (decrease) in shares of Beneficial interest	(67,450)	(99,426)	(139,621)	136,127	(57,175)	(39,821)

Class C
Shares Sold	—	—	1,300	6,675	—	—
Shares Reinvested	—	—	—	1,032	—	—
Shares Redeemed	—	—	(4,636)	(2,991)	—	—
Net increase (decrease) in shares of Beneficial interest	—	—	(3,336)	4,716	—	—

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational NuWave Enhanced Market				Rational/ Pier 88 Convertible Securities
	Opportunity Fund		Rational Special Situations Income Fund		Fund
	(Consolidated)

	Six Months	Period Ended	Six Months	Period Ended	Six Months	Period Ended
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019 (a)	June 30, 2020	December 31, 2019 (b)
Operations:	(unaudited)		(unaudited)		(unaudited)
Net investment income (loss)	$(34,086)	$(82,229)	$1,676,055	$763,990	$464,953	$14,597
Net realized gain(loss) on investments, futures and foreign currency translations	(14,208,113)	5,685,239	(289,753)	348,885	(1,594,060)	46,775
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(353,415)	334,653	(2,646,308)	(67,967)	1,459,419	31,557
Net increase (decrease) in net assets resulting from operations	(14,595,614)	5,937,663	(1,260,006)	1,044,908	330,312	92,929

Distributions to Shareholders:
From return of capital:
Institutional Class	—	—	(2,968,588)	—	—	—
Class A	—	—	(444,893)	—	—	—
Class C	—	—	(97,450)	—	—	—
Total Distributions :
Institutional	—	(3,827,687)	(1,663,695)	(787,652)	—	—
Class A	—	(1,246,992)	(9,056)	(32,838)	—	—
Class C	—	(49,898)	(3,304)	(8,854)	—	—

Total distributions to shareholders	—	(5,124,577)	(5,186,986)	(829,344)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	9,634,455	36,731,475	223,173,801	78,517,156	55,935,610	5,614,057
Class A	1,649,077	4,191,643	23,927,294	5,462,001	30,000	10
Class C	351,628	344,125	7,029,340	1,281,680	10,000	10
Reinvestment of distributions
Institutional	—	2,974,160	3,421,384	700,862	—	—
Class A	—	1,246,993	396,653	30,149	—	—
Class C	—	44,209	83,913	7,802	—	—
Cost of shares redeemed
Institutional	(13,119,070)	(16,165,516)	(42,664,881)	(2,599,773)	(4,610,610)	—
Class A	(9,569,334)	(2,127,772)	(2,808,069)	(41,908)	(13,765)	—
Class C	(279,251)	(3,294)	(593,089)	(2,359)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(11,332,495)	27,236,023	211,966,346	83,355,610	51,351,235	5,614,077

Total Increase (decrease) in Net Assets	(25,928,109)	28,049,109	205,519,354	83,571,174	51,681,547	5,707,006

Net Assets:
Beginning of year/period	44,445,323	16,396,214	83,571,174	—	5,707,006	—
End of year/period	$18,517,214	$44,445,323	$289,090,528	$83,571,174	$57,388,553	$5,707,006

Share Activity:
Institutional
Shares Sold	617,887	2,235,749	11,318,764	3,917,533	5,496,321	561,091
Shares Reinvested	—	186,118	175,959	34,919	—	—
Shares Redeemed	(1,081,759)	(975,287)	(2,239,014)	(129,767)	(507,333)	—
Net increase (decrease) in shares of Beneficial interest	(463,872)	1,446,580	9,255,709	3,822,685	4,988,988	561,091

Class A
Shares Sold	105,213	246,532	1,223,379	271,920	2,914	1
Shares Reinvested	—	78,279	20,491	1,502	—	—
Shares Redeemed	(643,808)	(128,580)	(143,806)	(2,087)	(1,452)	—
Net increase (decrease) in shares of Beneficial interest	(538,595)	196,231	1,100,064	271,335	1,462	1

Class C
Shares Sold	23,603	20,021	356,144	63,990	1,043	1
Shares Reinvested	—	2,809	4,341	389	—	—
Shares Redeemed	(26,382)	(185)	(30,527)	(118)	—	—
Net increase (decrease) in shares of Beneficial interest	(2,779)	22,645	329,958	64,261	1,043	1

(a)	The Rational Special Situations Income Fund launched on July 17, 2019.

(b)	The Rational/Pier 88 Convertible Securities Fund launched on December 6, 2019.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018	2017	2016	2015
(Unaudited)
Net asset value, beginning of year	$6.94	$6.58	$8.02	$8.64	$8.41	$10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(A)	0.22	(A)	0.34	(A)	0.30	(A)	0.29	(A)	0.36
Net realized and unrealized gain (loss) on investments	0.49	0.51	(1.26)	(0.47)	0.22	(0.67)
Total from investment operations	0.50	0.73	(0.92)	(0.17)	0.51	(0.31)
LESS DISTRIBUTIONS:
From net investment income	—	(0.37)	(0.52)	(0.45)	(0.26)	(0.35)
From net realized gains on investments	—	—	—	—	(0.02)	(0.94)
Total distributions	—	(0.37)	(0.52)	(0.45)	(0.28)	(1.29)
Net asset value, end of year	$7.44	$6.94	$6.58	$8.02	$8.64	$8.41
Total return (B)	7.20	% (E)	11.32%	(11.96)%	(1.99)%	6.15%	(3.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$25,938	$7,155	$4,940	$12,188	$47,544	$57,752
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.42	% (F)	1.75%	1.58%	1.33%	1.42%	1.47%
Expenses, net waiver and reimbursement (C)	1.02	% (F)	1.00%	1.00%	1.00%	1.00%	0.89%
Net investment income	0.31	% (F)	3.12%	4.32%	3.53%	3.37%	3.37%
Portfolio turnover rate	473	% (E)	394%	307%	224%	159%	92%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018	2018	2016	2015
(Unaudited)
Net asset value, beginning of year	$6.93	$6.57	$8.01	$8.63	$8.40	$10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	—	(A)	0.20	(A)	0.32	(A)	0.30	(A)	0.27	(A)	0.31
Net realized and unrealized gain (loss) on investments	0.49	0.51	(1.26)	(0.49)	0.22	(0.66)
Total from investment operations	0.49	0.71	(0.94)	(0.19)	0.49	(0.35)
LESS DISTRIBUTIONS:
From net investment income	—	(0.35)	(0.50)	(0.43)	(0.24)	(0.32)
From net realized gains on investments	—	—	—	—	(0.02)	(0.94)
Total distributions	—	(0.35)	(0.50)	(0.43)	(0.26)	(1.26)
Net asset value, end of year	$7.42	$6.93	$6.57	$8.01	$8.63	$8.40
Total return (B)	7.07	% (E)	11.03%	(12.22)%	(2.24)%	5.89%	(3.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$11,479	$11,462	$12,629	$20,327	$32,269	$39,610
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.79	% (F)	2.00%	1.82%	1.57%	1.67%	1.72%
Expenses, net waiver and reimbursement (D)	1.29	% (F)	1.25%	1.25%	1.25%	1.25%	1.14%
Net investment income	(0.04	)% (F)	2.90%	4.17%	3.52%	3.12%	3.14%
Portfolio turnover rate	473	% (E)	394%	307%	224%	159%	92%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.40	% (F)	1.75%	1.58%	1.33%	1.42%	1.47%
Expenses, net waiver and reimbursement	1.00	% (F)	1.00%	1.00%	1.00%	1.00%	0.89%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.75	% (F)	2.00%	1.82%	1.57%	1.67%	1.72%
Expenses, net waiver and reimbursement	1.25	% (F)	1.25%	1.25%	1.25%	1.25%	1.14%

(E)	Not Annualized

(F)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018	2017	2016	2015
(Unaudited)
Net asset value, beginning of year	$6.91	$6.55	$7.99	$8.61	$8.38	$9.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	(0.03	) (A)	0.15	(A)	0.27	(A)	0.29	(A)	0.22	(A)	0.27
Net realized and unrealized gain (loss) on investments	0.50	0.51	(1.27)	(0.52)	0.22	(0.66)
Total from investment operations	0.47	0.66	(1.00)	(0.23)	0.44	(0.39)
LESS DISTRIBUTIONS:
From net investment income	—	(0.30)	(0.44)	(0.39)	(0.19)	(0.28)
From net realized gains on investments	—	—	—	—	(0.02)	(0.94)
Total distributions	—	(0.30)	(0.44)	(0.39)	(0.21)	(1.22)
Net asset value, end of year	$7.38	$6.91	$6.55	$7.99	$8.61	$8.38
Total return (B)	6.80	% (C,E)	10.23	% (C)	(12.92	)% (C)	(2.68)%	5.34%	(4.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,099	$1,252	$1,664	$2,799	$1,654	$2,335
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.49	% (F)	2.75%	2.59%	2.31%	2.17%	2.22%
Expenses, net waiver and reimbursement (D)	2.04	% (F)	2.00%	1.90%	1.75%	1.75%	1.64%
Net investment income	(0.79	)% (F)	2.16%	3.52%	3.50%	2.61%	2.64%
Portfolio turnover rate	473	% (E)	394%	307%	224%	159%	92%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.45	% (F)	2.75%	2.59%	2.31%	2.17%	2.22%
Expenses, net waiver and reimbursement	2.00	% (F)	2.00%	1.90%	1.75%	1.75%	1.64%

(E)	Not Annualized.

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2020		2019		2018		2017		2016		2015
	(Unaudited)
Net asset value, beginning of year	$5.66		$5.40		$4.99		$5.12		$5.39		$6.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03	) (A)	(0.01	) (A)	(0.06	) (A)	0.01	(A)	0.06	(A)	0.19
Net realized and unrealized gain (loss) on investments	0.12		0.46		0.55		0.14		0.37		(1.32)
Total from investment operations	0.09		0.45		0.49		0.15		0.43		(1.13)
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.01)		(0.28)		(0.70)		(0.26)
From net realized gains on investments	—		(0.19)		(0.07)		—		—		—
Total distributions	—		(0.19)		(0.08)		(0.28)		(0.70)		(0.26)
From capital contributions from Advisor	—		—		—		—		—		0.05
Net asset value, end of year	$5.75		$5.66		$5.40		$4.99		$5.12		$5.39
Total return (B)	1.59	% (G)	8.35%		9.66%		2.89	% (D)	7.82	% (D)	(16.05	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$192,207		$151,070		$18,333		$5,451		$4,747		$6,032
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.06	% (H)	2.15%		3.16%		4.29%		2.61%		2.49%
Expenses, net waiver and reimbursement (E)	1.99	% (H)	1.99%		1.99%		1.17%		1.00%		1.07%
Net investment income (loss)	(1.05	)% (H)	(0.15)%		(1.20)%		0.22%		1.07%		2.99%
Portfolio turnover rate	0	% (G)	0%		0%		199%		246%		13%

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2020		2019		2018		2017		2016		2015
	(Unaudited)
Net asset value, beginning of year	$5.70		$5.45		$5.04		$5.16		$5.43		$6.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03	) (A)	(0.02	) (A)	(0.07	) (A)	0.01	(A)	0.05	(A)	0.19
Net realized and unrealized gain (loss) on investments	0.11		0.46		0.55		0.14		0.37		(1.30)
Total from investment operations	0.08		0.44		0.48		0.15		0.42		(1.11)
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.00	) (E)	(0.27)		(0.69)		(0.24)
From net realized gains on investments	—		(0.19)		(0.07)		—		—		—
Total distributions	—		(0.19)		(0.07)		(0.27)		(0.69)		(0.24)
From capital contributions from Advisor	—		—		—		—		—		0.05
Net asset value, end of year	$5.78		$5.70		$5.45		$5.04		$5.16		$5.43
Total return (B)	1.40	% (G)	8.09%		9.45%		2.98	% (D)	7.48	% (D)	(15.75	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,676		$15,097		$18,327		$449		$964		$979
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.34	% (H)	2.51%		3.50%		4.54%		2.86%		2.74%
Expenses, net waiver and reimbursement (F)	2.24	% (H)	2.24%		2.24%		1.35%		1.25%		1.32%
Net investment income (loss)	(1.14	)% (H)	(0.31)%		(1.20)%		0.19%		0.92%		3.10%
Portfolio turnover rate	0	% (G)	0%		0%		199%		246%		13%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes the impact of a contribution from the Advisor. Without such contribution, the returns would have been (16.98)% for Institutional Shares and (16.68)% for Class A Shares.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.06	% (H)	2.15%	3.16%	4.29%	2.61%	2.49%
Expenses, net waiver and reimbursement	1.99	% (H)	1.99%	1.99%	1.17%	1.00%	1.07%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.38	% (H)	2.51%	3.50%	4.54%	2.86%	2.74%
Expenses, net waiver and reimbursement	2.24	% (H)	2.24%	2.24%	1.35%	1.25%	1.32%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30,		December 31,	December 31,	December 31,		December 31,
	2020		2019	2018	2017		2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$5.62		$5.43	$5.06	$5.16		$5.49
LOSS FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.06)		(0.07)	(0.12)	(0.03)		0.00	(C)
Net realized and unrealized gain on investments	0.12		0.45	0.56	0.15		0.35
Total from investment operations	0.06		0.38	0.44	0.12		0.35
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.22)		(0.68)
From net realized gains on investments	—		(0.19)	(0.07)	—		—
Total distributions	—		(0.19)	(0.07)	(0.22)		(0.68)
Net asset value, end of year/period	$5.68		$5.62	$5.43	$5.06		$5.16
Total return (D)	1.07	% (G)	7.01%	8.62%	2.42	% (F)	6.13	% (E,G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,039		$6,453	$1	$1		$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	3.06	% (H)	3.11%	4.16%	5.29%		3.61	% (H)
Expenses, net waiver and reimbursement (F)	2.99	% (H)	2.99%	2.99%	2.17%		2.00	% (H)
Net investment (loss)	(2.06	)% (H)	(1.18)%	(2.34)%	(0.53)%		(0.14	)% (H)
Portfolio turnover rate	0	% (G)	0%	0%	199%		246	% (G)

(A)	The Rational Tactical Return Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.05	% (H)	3.11%	4.16%	5.29%	3.61	% (G)
Expenses, net waiver and reimbursement	2.99	% (H)	2.99%	2.99%	2.17%	2.00	% (G)

(G)	Not Annualized

(H)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018 (A)	2017 (A)	2016 (A)	2015 (A)
(Unaudited)
Net asset value, beginning of year	$43.30	$34.20	$34.90	$37.80	$46.90	$207.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.13	) (B)	(0.14	) (B)	0.16	(B)	0.20	(B)	0.50	(B)	0.90
Net realized and unrealized gain (loss) on investments	5.79	9.38	0.07	(D)	5.40	3.10	(8.10)
Total from investment operations	5.66	9.24	0.23	5.60	3.60	(7.20)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.09)	(0.20)	(0.60)	(0.80)
From net realized gains on investments	—	(0.14)	(0.84)	(8.30)	(12.10)	(152.60)
Total distributions	—	(0.14)	(0.93)	(8.50)	(12.70)	(153.40)
Net asset value, end of year	$48.96	$43.30	$34.20	$34.90	$37.80	$46.90
Total return (C)	13.07	% (E)	27.03%	0.72%	14.66%	7.21%	(7.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$28,861	$21,627	$16,725	$3,269	$3,445	$13,456
Ratios to average net assets
Expenses, before waiver and reimbursement	1.36	% (F)	1.45%	1.67%	1.69%	1.76%	1.56%
Expenses, net waiver and reimbursement	1.24	% (F)	1.17%	1.00%	1.00%	1.00%	1.06%
Net investment income (loss)	(0.58	)% (F)	(0.36)%	0.42%	0.60%	1.17%	0.46%
Portfolio turnover rate	162	% (E)	220%	411%	305%	178%	35%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018 (A)	2018 (A)	2017 (A)	2016 (A)
(Unaudited)
Net asset value, beginning of year	$30.27	$24.00	$24.70	$28.90	$38.60	$198.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.13	) (B)	(0.16	) (B)	0.02	(B)	0.10	(B)	0.30	(B)	0.70
Net realized and unrealized gain (loss) on investments	4.05	6.57	0.12	(D)	4.10	2.60	(7.70)
Total from investment operations	3.92	6.41	0.14	4.20	2.90	(7.00)
LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.10)	(0.50)	(0.70)
From net realized gains on investments	—	(0.14)	(0.84)	(8.30)	(12.10)	(152.60)
Total distributions	—	(0.14)	(0.84)	(8.40)	(12.60)	(153.30)
Net asset value, end of year	$34.19	$30.27	$24.00	$24.70	$28.90	$38.60
Total return (C)	12.95	% (E)	26.72%	0.63%	14.30%	6.91%	(8.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,059	$12,387	$11,154	$12,870	$16,180	$20,944
Ratios to average net assets
Expenses, before waiver and reimbursement	1.63	% (F)	1.74%	2.05%	1.94%	2.01%	1.81%
Expenses, net waiver and reimbursement	1.49	% (F)	1.41%	1.25%	1.25%	1.25%	1.31%
Net investment income (loss)	(0.84	)% (F)	(0.59)%	0.08%	0.35%	0.86%	0.52%
Portfolio turnover rate	162	% (E)	220%	411%	305%	178%	35%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(E)	Not Annualized

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018(A)	2017 (A)	2016 (A)	2015 (A)
(Unaudited)
Net asset value, beginning of year	$27.15	$21.70	$22.60	$27.10	$36.90	$197.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.21	) (B)	(0.32	) (B)	(0.14	) (B)	(0.00	) (B,C)	0.10	(B)	—
Net realized and unrealized gain (loss) on investments	3.61	5.91	0.08	(F)	3.80	2.40	(7.60)
Total from investment operations	3.40	5.59	(0.06)	3.80	2.50	(7.60)
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.20)	(0.40)
From net realized gains on investments	—	(0.14)	(0.84)	(8.30)	(12.10)	(152.60)
Total distributions	—	(0.14)	(0.84)	(8.30)	(12.30)	(153.00)
Net asset value, end of year	$30.55	$27.15	$21.70	$22.60	$27.10	$36.90
Total return (D)	12.52	% (E,G)	25.78	% (E)	(0.20	)% (E)	14.03%	6.19%	(8.56	)% (G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$385	$184	$214	$231	$394	$766
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34	% (H)	2.68%	2.73%	2.65%	2.51%	2.31	% (H)
Expenses, net waiver and reimbursement	2.24	% (H)	2.15%	1.91%	1.75%	1.75%	1.81	% (H)
Net investment income (loss)	(1.58	)% (H)	(1.30)%	(0.59)%	(0.14)%	0.28%	0.04	% (H)
Portfolio turnover rate	162	% (G)	220%	411%	305%	178%	35	% (G)

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018	2017	2016 (A)
(Unaudited)
Net asset value, beginning of year	$9.58	$9.12	$10.02	$9.37	$9.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.14	0.36	0.39	0.33	0.43
Net realized and unrealized gain (loss) on investments	(1.87)	0.79	(0.67)	0.78	0.09	(C)
Total from investment operations	(1.73)	1.15	(0.28)	1.11	0.52
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.41)	(0.36)	(0.46)	(0.17)
From net realized gains on investments	—	(0.22)	(0.26)	—	(0.97)
From Return of capital	—	(0.06)	—	—	—
Total distributions	(0.12)	(0.69)	(0.62)	(0.46)	(1.14)
Net asset value, end of year	$7.73	$9.58	$9.12	$10.02	$9.37
Total return (D)	(17.99	)% (E)	12.64%	(2.81)%	11.95%	5.11	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$214	$266	$253	$278	$260
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.15	% (G)	0.98%	1.04%	0.85%	1.36	% (G)
Expenses, net waiver and reimbursement (F)	0.45	% (G)	0.45%	0.45%	0.45%	0.45	% (G)
Net investment income (F,H)	3.32	% (G)	3.67%	3.91%	3.35%	6.98	% (G)
Portfolio turnover rate	73	% (E)	62%	53%	17%	27	% (E)

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2020	2019	2018	2017	2016	2015
(Unaudited)
Net asset value, beginning of year	$9.63	$9.15	$10.05	$9.40	$9.78	$11.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(B)	0.32	(B)	0.33	(B)	0.26	(B)	0.18	(B)	0.14
Net realized and unrealized gain (loss) on investments	(1.88)	0.82	(0.63)	0.83	0.62	(0.34)
Total from investment operations	(1.75)	1.14	(0.30)	1.09	0.80	(0.20)
LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.38)	(0.34)	(0.44)	(0.21)	(0.12)
From net realized gains on investments	—	(0.22)	(0.26)	—	(0.97)	(1.26)
From Return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.11)	(0.66)	(0.60)	(0.44)	(1.18)	(1.38)
Net asset value, end of year	$7.77	$9.63	$9.15	$10.05	$9.40	$9.78
Total return (D)	(18.11	)% (E)	12.49%	(3.05)%	11.61%	8.16%	(1.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,055	$9,395	$9,842	$13,033	$14,822	$17,061
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.51	% (G)	1.35%	1.37%	1.14%	1.30%	1.04%
Expenses, net waiver and reimbursement (F)	0.70	% (G)	0.70%	0.70%	0.70%	0.70%	0.70%
Net Investment income (F,H)	3.06	% (G)	3.25%	3.25%	2.60%	1.82%	1.10%
Portfolio turnover rate	73	% (E)	62%	53%	17%	27%	44%

(A)	The Rational Strategic Allocation Fund Institutional Class shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2020		2019	2018	2018	2016 (A)
	(Unaudited)
Net asset value, beginning of year	$9.58		$9.11	$10.03	$9.39	$9.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.26	0.29	0.23	0.24
Net realized and unrealized gain (loss) on investments	(1.87)		0.80	(0.67)	0.78	0.22	(C)
Total from investment operations	(1.77)		1.06	(0.38)	1.01	0.46
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.31)	(0.28)	(0.37)	(0.09)
From net realized gains on investments	—		(0.22)	(0.26)	—	(0.97)
From Return of capital	—		(0.06)	—	—	—
Total distributions	(0.08)		(0.59)	(0.54)	(0.37)	(1.06)
Net asset value, end of year	$7.73		$9.58	$9.11	$10.03	$9.39
Total return (D)	(18.46	)% (E)	11.61%	(3.83)%	10.80%	4.56	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.29	% (G)	2.02%	1.92%	1.82%	1.89	% (G)
Expenses, net waiver and reimbursement (F)	1.45	% (G)	1.45%	1.45%	1.45%	1.45	% (G)
Net investment income (F,H)	2.31	% (G)	2.65%	2.89%	2.31%	3.92	% (G)
Portfolio turnover rate	73	% (E)	62%	53%	17%	27	% (E)

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,		December 31,	December 31,
	2020		2019	2018		2018	2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$23.73		$23.10	$25.25		$24.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.11)		(0.02)	(0.04)		(0.32)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.38)		4.32	(1.89)		1.26	(0.55)
Total from investment operations	(1.49)		4.30	(1.93)		0.94	(0.67)
LESS DISTRIBUTIONS:
From net investment income	—		(0.69)	—		—	—
From net realized gains on investments	—		(2.94)	(0.22)		(0.02)	—
From Return of capital	—		(0.04)	—		—	—
Total distributions	—		(3.67)	(0.22)		(0.02)	—
Net asset value, end of year/period	$22.24		$23.73	$23.10		$25.25	$24.33
Total return (C)	(6.28	)% (D)	18.32%	(7.64)%		3.85%	(2.68	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$62,542		$51,221	$27,460		$5,883	$15,083
Ratios to average net assets
Expenses, before waiver and reimbursement	2.17	% (E)	2.32%	2.90%		2.49%	3.27	% (E)
Expenses, net waiver and reimbursement	1.97	% (E)	1.97%	1.97%		1.97%	1.99	% (E)
Net investment income (loss)	(0.98	)% (E)	(0.06)%	(0.17)%		(1.33)%	(1.74	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%		0%	0	% (D)

	Class A
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,		December 31,	December 31,
	2020		2019	2018		2018	2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$23.52		$22.96	$25.16		$24.30	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.13)		(0.10)	(0.11)		(0.21)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.37)		4.30	(1.87)		1.09	(0.57)
Total from investment operations	(1.50)		4.20	(1.98)		0.88	(0.70)
LESS DISTRIBUTIONS:
From net investment income	—		(0.66)	—		—	—
From net realized gains on investments	—		(2.94)	(0.22)		(0.02)	—
From Return of capital	—		(0.04)	—		—	—
Total distributions	—		(3.64)	(0.22)		(0.02)	—
Net asset value, end of year/period	$22.02		$23.52	$22.96		$25.16	$24.30
Total return (C)	(6.38	)% (D)	18.01%	(7.87	)% (F)	3.57%	(2.80	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,003		$5,425	$2,169		$130	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	2.47	% (E)	2.60%	3.14%		2.90%	3.52	% (E)
Expenses, net waiver and reimbursement	2.22	% (E)	2.22%	2.22%		2.22%	2.24	% (E)
Net investment (loss)	(1.11	)% (E)	(0.39)%	(0.45)%		(0.88)%	(2.09	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%		0%	0	% (D)

(A)	The Rational/ReSolve Adaptive Asset Allocation Fund Institutional Class and Class A shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2020		2019	2018	2018	2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$23.11		$22.61	$24.96	$24.29	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.21)		(0.26)	(0.31)	(0.54)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.34)		4.20	(1.82)	1.23	(0.54)
Total from investment operations	(1.55)		3.94	(2.13)	0.69	(0.71)
LESS DISTRIBUTIONS:
From net investment income	—		(0.46)	—	—	—
From net realized gains on investments	—		(2.94)	(0.22)	(0.02)	—
From Return of capital	—		(0.04)	—	—	—
Total distributions	—		(3.44)	(0.22)	(0.02)	—
Net asset value, end of year/period	$21.56		$23.11	$22.61	$24.96	$24.29
Total return (C)	(6.71	)% (D)	17.15%	(8.53)%	2.83%	(2.84	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$337		$438	$322	$371	$21
Ratios to average net assets
Expenses, before waiver and reimbursement	3.22	% (E)	3.37%	4.65%	3.60%	4.27	% (E)
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.99	% (E)
Net investment (loss)	(1.80	)% (E)	(1.04)%	(1.24)%	(2.26)%	(2.69	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0%	0	% (D)

(A)	The Rational/ReSolve Adaptive Asset Allocation Fund Class C shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Period Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		March 31,	March 31,
	2020		2019	2018		2017		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$8.97		$9.75	$10.58		$10.37		$9.98	$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.01)		0.13	0.09		0.04		0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.72)		(0.25)	(0.22)		0.54		0.51	0.05
Total from investment operations	(0.73)		(0.12)	(0.13)		0.58		0.56	0.11
LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.12)	(0.04)		(0.04)		(0.02)	(0.05)
From net realized gains on investments	—		—	(0.27)		—		(0.03)	(0.27)
From Return of capital	0.01		(0.54)	(0.39)		(0.33)		(0.12)	—
Total distributions	(0.02)		(0.66)	(0.70)		(0.37)		(0.17)	(0.32)
Net asset value, end of year/period	$8.22		$8.97	$9.75		$10.58		$10.37	$9.98
Total return (B)	(8.17	)% (D)	(1.26)%	(1.08)%		5.69%		5.70%	1.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,584		$3,081	$7,076		$10,913		$8,595	$9,417
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.95	% (E)	2.61%	2.34%		2.30%		3.15%	1.50%
Expenses, net waiver and reimbursement	1.70	% (E)	1.71%	1.71%		1.70%		1.70%	1.56%
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.95	% (E)	2.60%	2.36%		2.30%		3.15%	1.50%
Expenses, net waiver and reimbursement	1.70	% (E)	1.70%	1.70%		1.70%		1.70%	1.56%
Net investment income	(0.20	)% (E)	1.42%	0.90%		0.54%		0.51%	0.63%
Portfolio turnover rate	0	% (D)	77%	162%		252%		323%	279%

	Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Period Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		March 31,	March 31,
	2020		2019	2018		2017		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$8.96		$9.74	$10.56		$10.36		$9.98	$10.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.02)		0.10	0.05		0.02		0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.72)		(0.24)	(0.19)		0.53		0.52	0.06
Total from investment operations	(0.74)		(0.14)	(0.14)		0.55		0.54	0.08
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.10)	(0.02)		(0.02)		(0.01)	(0.04)
From net realized gains on investments	—		—	(0.27)		—		(0.03)	(0.27)
From Return of capital	—		(0.54)	(0.39)		(0.33)		(0.12)	—
Total distributions	(0.01)		(0.64)	(0.68)		(0.35)		(0.16)	(0.31)
Net asset value, end of year/period	$8.21		$8.96	$9.74		$10.56		$10.36	$9.98
Total return (B)	(8.25	)% (D)	(1.48)%	(1.20	)% (C)	5.37	% (C)	5.42%	0.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$757		$1,337	$1,843		$6,767		$3,732	$8,098
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.99	% (E)	2.86%	2.60%		2.41%		3.26%	1.86%
Expenses, net waiver and reimbursement	1.95	% (E)	1.96%	1.96%		1.95%		1.95%	1.95%
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	4.00	% (E)	2.85%	2.56%		2.41%		3.26%	1.86%
Expenses, net waiver and reimbursement	1.95	% (E)	1.95%	1.95%		1.95%		1.95%	1.95%
Net investment income	(0.47	)% (E)	1.09%	0.51%		0.25%		0.22%	0.22%
Portfolio turnover rate	0	% (D)	77%	162%		252%		323%	279%

(A)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Period Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2020		2019	2018	2017 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.92		$9.68	$10.54	$10.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.06)		0.07	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.70)		(0.25)	(0.18)	0.53
Total from investment operations	(0.76)		(0.18)	(0.19)	0.50
LESS DISTRIBUTIONS:
From net investment income	0.04		(0.04)	(0.02)	—
From net realized gains on investments	—		—	(0.27)	—
From Return of capital	(0.04)		(0.54)	(0.38)	(0.33)
Total distributions	—		(0.58)	(0.67)	(0.33)
Net asset value, end of year/period	$8.16		$8.92	$9.68	$10.54
Total return (C)	(8.52	)% (D)	(1.85)%	(1.71)%	4.89	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	4.60	% (E)	3.61%	3.28%	3.04	% (E)
Expenses, net waiver and reimbursement	2.70	% (E)	2.71%	2.71%	2.70	% (E)
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	4.61	% (E)	3.60%	3.82%	3.04	% (E)
Expenses, net waiver and reimbursement	2.70	% (E)	2.70%	2.70%	2.70	% (E)
Net investment income (loss)	(1.36	)% (E)	0.75%	(0.08)%	(0.44	)% (E)
Portfolio turnover rate	0	% (D)	77%	162%	252	% (D)

(A)	The Rational Iron Horse Fund Class C shares commenced operations on April 6, 2017.

(B)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/NuWave Enhanced Market Opportunity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31	December 31,
	2020		2019	2018 (A)
	(Unaudited)
Net asset value, beginning of period	$15.93		$14.57	$15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		(0.04)	0.00	(C)
Net realized and unrealized gain on investments	(5.55)		3.60	1.47
Total from investment operations	(5.56)		3.56	1.47
LESS DISTRIBUTIONS:
From net investment income	—		(0.10)	(1.40)
From net realized gains on investments	—		(2.10)	(0.50)
Total distributions	—		(2.20)	(1.90)
Net asset value, end of period	$10.37		$15.93	$14.57
Total return (D)	(34.90	)% (E)	24.38%	9.95	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,518		$34,305	$10,294
Ratios to average net assets
Expenses, before waiver and reimbursement	2.39	% (F)	2.34%	3.34	% (F)
Expenses, net waiver and reimbursement	1.99	% (F)	1.99%	1.99	% (F)
Net investment income (loss)	(0.14	)% (F)	(0.22)%	(0.02	)% (F)
Portfolio turnover rate	783	% (E)	1407%	1449	% (E)

	Class A
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31	December 31,
	2020		2019	2018 (A)
	(Unaudited)
	$15.89		$14.54	$15.00
Net asset value, beginning of period
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)		(0.08)	(0.06)
Net realized and unrealized gain on investments	(5.52)		3.60	1.49
Total from investment operations	(5.56)		3.52	1.43
LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	(1.39)
From net realized gains on investments	—		(2.10)	(0.50)
Total distributions	—		(2.17)	(1.89)
Net asset value, end of period	$10.33		$15.89	$14.54
Total return (D)	(34.99	)% (E)	24.14%	9.70	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$735		$9,689	$6,014
Ratios to average net assets
Expenses, before waiver and reimbursement	2.63	% (F)	2.74%	3.68	% (F)
Expenses, net waiver and reimbursement	2.24	% (F)	2.24%	2.24	% (F)
Net investment income (loss)	(0.59	)% (F)	(0.48)%	(0.43	)% (F)
Portfolio turnover rate	783	% (E)	1407%	1449	% (E)

(A)	The Rational NuWave Enhanced Market Opportunity Fund Class I and Class A commenced operations February 28, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/NuWave Enhanced Market Opportunity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/ Period

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31	December 31,
	2020		2019	2018 (A)
	(Unaudited)
Net asset value, beginning of period	$15.69		$14.47	$15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.07)		(0.20)	(0.12)
Net realized and unrealized gain on investments	(5.46)		3.55	1.46
Total from investment operations	(5.53)		3.35	1.34
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(1.37)
From net realized gains on investments	—		(2.10)	(0.50)
Total distributions	—		(2.13)	(1.87)
Net asset value, end of period	$10.16		$15.69	$14.47
Total return (D)	(35.25	)% (E)	23.12%	9.08	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$264		$451	$88
Ratios to average net assets
Expenses, before waiver and reimbursement	3.43	% (F)	3.31%	4.43	% (F)
Expenses, net waiver and reimbursement	2.99	% (F)	2.99%	2.99	% (F)
Net investment income (loss)	(1.14	)% (F)	(1.20)%	(0.91	)% (F)
Portfolio turnover rate	783	% (E)	1407%	1449	% (E)

(A)	The Rational NuWave Enhanced Market Opportunity Fund Class C commenced operations February 28, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional		Class A		Class C
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020	2019 (A)	2020	2019 (A)	2020	2019 (A)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$20.10	$20.00	$20.08	$20.00	$20.06	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17	0.32	0.14	0.30	0.04	0.23
Net realized and unrealized gain on investments	(0.30)	0.06	(0.29)	0.05	(0.27)	0.05
Total from investment operations	(0.13)	0.38	(0.15)	0.35	(0.23)	0.28
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.25)	(0.10)	(0.24)	(0.04)	(0.19)
From net realized gains on investments	—	(0.03)	—	(0.03)	—	(0.03)
From Return of capital	(0.37)	—	(0.37)	—	(0.37)	—
Total distributions	(0.49)	(0.28)	(0.47)	(0.27)	(0.41)	(0.22)
Net asset value, end of period	$19.48	$20.10	$19.46	$20.08	$19.42	$20.06
Total return (C, D)	(0.63)%	1.91%	(0.74)%	1.74%	(1.15)%	1.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$254,747	$76,833	$26,687	$5,449	$7,657	$1,289
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.84%	2.06%	2.10%	2.21%	2.81%	2.97%
Expenses, net waiver and reimbursement (E)	1.75%	1.75%	2.00%	2.00%	2.75%	2.75%
Net investment income (E)	1.91%	3.48%	1.57%	3.22%	0.48%	2.47%
Portfolio turnover rate (D)	13%	14%	13%	14%	13%	14%

(A)	The Rational Special Situations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional	Class A	Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020	2019 (A)	2020	2019 (A)	2020	2019 (A)
(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.17	$10.00	$10.17	$10.00	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08	0.03	(0.06)	0.02	(0.02)	0.02
Net realized and unrealized gain on investments	0.09	0.14	0.23	0.15	0.17	0.15
Total from investment operations	0.17	0.17	0.17	0.17	0.15	0.17
Net asset value, end of period	$10.34	$10.17	$10.34	$10.17	$10.32	$10.17
Total return (C,D)	1.67%	1.70%	1.67%	1.70%	1.47%	1.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,363	$5,707	$15	$0	(F)	$11	(F)	$0	(F)
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.15%	7.22%	1.51%	7.47%	2.11%	8.22%
Expenses, net waiver and reimbursement (E)	0.99%	0.99%	1.24%	1.24%	1.94%	1.99%
Net investment income (E)	1.68%	4.22%	(1.33)%	3.17%	(1.17)%	3.17%
Portfolio turnover rate (F)	81%	5%	81%	5%	81%	5%

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

See accompanying notes to financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2020	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2019, the Trust operated 11 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Equity Armor Fund (“Equity Armor”) (Formerly, Rational Dividend Capture Fund)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/ReSolve Adaptive Asset Allocation Fund (“ReSolve Adaptive”)	ReSolve Asset Management, Inc.	Long-term capital appreciation.
Rational Iron Horse Fund (“Iron Horse”)		Total return.
Rational/NuWave Enhanced Market Opportunity Fund (“NuWave Enhanced”)	NuWave Investment Management, LLC	Long-term capital appreciation.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.

The Funds are classified as diversified funds under the 1940 Act, except NuWave Enhanced, Special Situations and Pier 88, which are classified as non-diversified funds.

Currently, all Funds offer Class A, Class C and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for ReSolve Adaptive, Iron Horse and NuWave Enhanced and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a Pricing Committee, established and appointed by the Board, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,126,986	$—	$—	$34,126,986
Short-Term Investments	2,910,291	—	—	2,910,291
Derivatives
Future Contracts	$1,055	$—	$—	$1,055
Total Assets	$37,038,332	$—	$—	$37,038,332
Liabilities*
Derivatives
Future Contracts	$194,279	$—	$—	$194,279
Total Liabilities	$194,279	$—	$—	$194,279

Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$163,697,421	$34,998,465	$—	$198,695,886
Total Assets	$163,697,421	$34,998,465	$—	$198,695,886

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,373,086	$—	$—	$41,373,086
Short-Term Investments	762,904	—	—	762,904
Total Assets	$42,135,990	$—	$—	$42,135,990

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,381,979	$—	$—	$6,381,979
U.S. Treasury Obligations	—	741,093	—	741,093
Short-Term Investments	18,906	—	—	18,906
Total Assets	$6,400,885	$741,093	$—	$7,141,978

ReSolve Adaptive

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$59,457,285	$—	$—	$59,457,285
Derivatives
Futures Contracts	$1,161,430	$—	$—	$1,161,430
Total Assets	$60,618,715	$—	$—	$60,618,715
Liabilities*
Derivatives
Futures Contracts	$235,169	$—	$—	$235,169
Total Liabilities	$235,169	$—	$—	$235,169

Iron Horse

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,352,836	$—	$—	$2,352,836
Total Assets	$2,352,836	$—	$—	$2,352,836

NuWave Enhanced

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,187,418	$—	$—	$7,187,418
Rights	4	—	—	4
Exchange Traded Funds	2,107,370	—	—	2,107,370
Short-Term Investments	4,652,644	—	—	4,652,644
Derivatives
Futures Contracts	422,322	—	—	422,322
Total Assets	$14,369,758	$—	$—	$14,369,758
Liabilities*
Derivatives
Futures Contracts	$838,305	—	—	$838,305

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$257,728,647	$—	$257,728,647
Short-Term Investments	32,191,667	—	—	32,191,667
Total Assets	$32,191,667	$257,728,647	$—	$289,920,314

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$36,627,107	$—	$36,627,107
Preferred Stocks	19,183,357	—	—	19,183,357
Short-Term Investments	1,456,436	—	—	1,456,436
Total Assets	$20,639,793	$36,627,107	$—	$57,266,900

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of the ReSolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), respectively, each wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with ReSolve Adaptive and NuWave Enhanced’s respective investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2020	June 30, 2020
RDMF Fund, Ltd.	8/5/2016	$ 3,074,869	4.7%
RNW Fund, Ltd.	3/2/2018	$ 1,847,121	10.0%

For tax purposes, each CFC is an exempted Cayman investment company. Each CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, RDMF’s and RNW’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ReSolve Adaptive and NuWave Enhanced’s investment company taxable income, respectively.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2020, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized appreciation	$1,055
			Futures unrealized depreciation	(194,279)
			Totals	$(193,224)
ReSolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$58,496
			Futures unrealized depreciation	(208,537)
		Currency	Futures unrealized appreciation	170,169
			Futures unrealized depreciation	(26,631)
		Interest	Futures unrealized appreciation	932,764
			Totals	$926,261
NuWave Enhanced
	Futures	Equity	Futures unrealized appreciation	$121,761
			Futures unrealized depreciation	(143,794)
		Commodity	Futures unrealized appreciation	80,727
			Futures unrealized depreciation	(694,511)
		Currency	Futures unrealized appreciation	219,834
			Totals	$(415,983)

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2020, were as follows:

Tactical Return
Options Purchased	Equity	Net realized loss from options purchased	$952,301
Options Written	Equity	Net realized gain from options written	4,627,505
			$5,579,806
ReSolve Adaptive
Futures	Equity	Net realized loss from futures	$(7,742,034)
	Commodity	Net realized loss from futures	(999,780)
	Currency	Net realized loss from futures	(2,900,536)
	Interest	Net realized gain from futures	5,297,542
		Totals	$(6,344,808)

Futures	Equity	Net change in unrealized appreciation on futures	$(138,620)
	Commodity	Net change in unrealized appreciation on futures	(89,830)
	Currency	Net change in unrealized depreciation on futures	824,340
	Interest	Net change in unrealized depreciation on futures	2,131,449
		Totals	$2,727,339
Iron Horse
Options Purchased	Equity	Net realized gain from options purchased	$2,546
Options Written	Equity	Net realized gain from options written	67,746
			$70,292
Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$29,159
Options Written	Equity	Net change in unrealized appreciation on options written	245,664
		Totals	$274,823

NuWave Enhanced
Futures	Equity	Net realized gain from futures	$(2,812,544)
	Commodity	Net realized loss from futures	(819,642)
	Currency	Net realized gain from futures	(1,864,794)
	Interest	Net realized gain from futures	1,987,747
		Totals	$(3,509,233)

Futures	Equity	Net change in unrealized depreciation on futures	$(5,662)
	Commodity	Net change in unrealized depreciation on futures	(392,600)
	Currency	Net change in unrealized depreciation on futures	261,049
	Interest	Net change in unrealized depreciation on futures	250,702
		Totals	$113,489

The value of derivative instruments outstanding as of June 30, 2020 as disclosed in the Portfolios of Investments (Consolidated Portfolios of Investments for ReSolve Adaptive and NuWave Enhanced) and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for ReSolve Adaptive and NuWave Enhanced) serve as indicators of the volume of derivative activity for the Funds.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2020:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$1,055	$—	$1,055	$(1,055)	$—	$—
Description of Liability:
Futures Contracts	$194,279	$—	$194,279	$1,055	$193,224	$—
ReSolve Adaptive
Description of Asset:
Futures Contracts	$1,161,429	$—	$1,161,429	$(1,161,429)	$—	$—
Description of Liability:
Futures Contracts	$235,168	$—	$235,168	$1,161,429	$(926,261)	$—
NuWave Enhanced
Description of Asset:
Futures Contracts	$422,322	$—	$422,322	$(422,322)	$—	$—
Description of Liability:
Futures Contracts	$838,305	$—	$838,405	$422,322	$416,083	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
ReSolve Adaptive	Annually	Annually
Iron Horse	Quarterly	Annually
NuWave Enhanced	Annually	Annually
Special Situations	Monthly	Annually
Pier 88	Quarterly	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019 (as applicable), or expected to be taken in the Funds’ December 31, 2020 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2020, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

I. Market Risk

Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural,

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial 127 markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Strategic Allocation	0.10%
ReSolve Adaptive	1.75%
Tactical Return	1.75%
Iron Horse	1.25%
NuWave Enhanced	1.75%
Special Situations	1.50%
Pier 88	0.85%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses). For Special Situations, the Advisor has contractually agreed to waive all or a portion of its investment advisory fee (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or

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June 30, 2020	SEMI-ANNUAL REPORT

extraordinary expenses (such as litigation or reorganizational costs), and costs and expenses of litigation or claims on behalf of the Fund regarding portfolio investments initiated (or threatened) by the investment adviser or sub-advisor) as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Equity Armor	1.00%	1.25%	2.00%	April 30, 2021
Tactical Return	1.99%	2.24%	2.99%	April 30, 2021
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2021
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2021
ReSolve Adaptive	1.97%	2.22%	2.97%	April 30, 2021
Iron Horse	1.70%	1.95%	2.70%	April 30, 2021
NuWave Enhanced	1.99%	2.24%	2.99%	April 30, 2021
Special Situations	1.75%	2.00%	2.75%	April 30, 2021
Pier 88	0.99%	1.24%	1.99%	April 30, 2021

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2020, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31,
Equity Armor	$161,810	2020
	156,337	2021
	137,069	2022
	59,332	2023
Tactical Return	105,599	2020
	148,732	2021
	179,111	2022
	68,000	2023
Dynamic Brands	120,009	2020
	175,690	2021
	94,974	2022
	21,491	2023
Strategic Allocation	62,598	2020
	79,043	2021
	63,678	2022
	32,250	2023
ReSolve Adaptive	117,608	2020
	148,267	2021
	140,730	2022
	65,124	2023
Iron Horse	75,447	2020
	82,832	2021

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor or NLD”), and the

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June 30, 2020	SEMI-ANNUAL REPORT

Advisor for distribution related expenses. For the six months ended June 30, 2020, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$14,124	$5,563
Tactical Return	11,174	38,581
Dynamic Brands	14,786	1,197
Strategic Allocation	9,859	4
ReSolve Adaptive	6,657	1,942
Iron Horse	1,291	4
NuWave Enhanced	5,530	2,486
Special Situations	21,233	21,646
Pier 88	10	16

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A and Class C Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

On February 1, 2019, NorthStar Financial Services Group, LLC, GFS and its affiliated companies, including NLD, Northern Lights Compliance Services, LLC and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These fees are included in Management Service Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are included in Compliance Officer Fees on the Statements of Operations. The

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

amounts due to MFund at June 30, 2020 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties.”

An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacity.

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2020, are noted in the Strategic Allocation’s Portfolio of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Dividends	Amount of Gain
	December 31,			Shares Balance		Credited to	(Loss) Realized on
Fund	2019	Purchases	Sales	June 30, 2020	Fair Value	Income	Sale of Shares
AlphaCentric Income Opportunities Fund	$—	$45,390	$—	$45,390	$442,103	$3,848	$—
Catalyst Buyback Strategy Fund, Inst. Sh.	23,039	—	23,039	—	—	—	5,881
Catalyst/CIFC Floating Rate Income Fund	—	102,074	13,248	88,826	815,426	18,942	(2,850)
Catalyst Enhanced CoreFund Inst. Sh.	18,831	—	18,831	—	—	—	11,448
Catalyst Enhanced Income Strategy Fund, Inst. Sh.	108,789	45,607	39,971	114,425	1,270,741	40,760	(123)
Catalyst Insider Buying Fund, Inst. Sh.	12,960	—	12,960	—	—	—	19,181
Catalyst Insider Income Fund Inst. Sh.	53,074	48,072	14,249	86,897	826,391	13,913	(1,652)
Catalyst MLP & Infrastructure Fund, Inst, Sh.	150,157	—	150,157	—	—	163	(1,983)
Catalyst/Stone Beach Income Opportunity Fund, Inst. Sh.	84,643	1,176	16,920	68,899	661,427	15,007	(818)
Rational Dynamic Brands Fund, Inst. Sh.	15,969	—	15,969	—	—	—	98,742
Rational NuWave Enhanced Market Opportunity Fund, Inst. Sh.	117,556	—	117,556	—	—	—	(6,695)
Rational Special Situations Income Fund, Inst. Sh.	104,694	1,579	41,008	65,265	1,271,397	36,512	11,192
Rational/Pier 88 Convertible Securities Fund CL. I	—	253,650	147,203	106,447	1,100,661	—	(288,695)
Strategy Shares NASDAQ 7 Handl Index ETF	43,000	—	43,000	—	—	17,645	(141,611)
Total	$732,712	$497,548	$654,111	$576,149	$6,388,146	$146,790	$(297,983)

(4)	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$128,463,914	$112,325,170
Tactical Return	—	376,316
Dynamic Brands	56,823,069	54,326,664
Strategic Allocation	5,573,349	7,867,027
ReSolve Adaptive	—	38,791
Iron Horse	—	3,432,192
NuWave Enhanced	159,956,466	171,498,537
Special Situations	208,358,879	22,454,482
Pier 88	88,765,586	38,135,059

(5)	INVESTMENT RISK

In accordance with its investment objectives and through its exposure to the managed futures programs, each of Equity Armor, ReSolve Adaptive and NuWave Enhanced may have increased or decreased exposure to one or more of the following risk factors defined below:

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Iron Horse and Tactical Return may have increased or decreased exposure to Option Risk factors defined below:

Options Risk – The Iron Horse and Tactical Return are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk – As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$36,533,497	$1,186,026	$(875,470)	$310,556
Tactical Return	198,678,132	17,754	—	17,754
Dynamic Brands	33,524,452	8,957,869	(346,331)	8,611,538
Strategic Allocation	6,736,808	529,498	(118,161)	411,337
ReSolve Adaptive	59,457,285	1,161,430	(235,169)	926,261
Iron Horse	2,364,177	—	(11,341)	(11,341)
NuWave Enhanced	15,334,588	572,544	(2,375,679)	(1,803,135)
Special Situations	286,057,661	11,354,028	(7,491,375)	3,862,653
Pier 88	55,394,844	4,576,115	(2,704,059)	1,872,056

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended December 31, 2019 and December 31, 2018 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2019	Income	Capital Gains	Capital	Total
Equity Armor	$957,035	$—	$—	$957,035
Tactical Return	1,761,554	3,657,076	—	5,418,630
Dynamic Brands	—	129,486	—	129,486
Strategic Allocation	427,376	159,642	57,104	644,122
ReSolve Adaptive	4,161,597	3,441,482	82,748	7,685,827
Iron Horse	94,432	—	380,507	474,939
NuWave Enhanced	3,907,636	1,216,941	—	5,124,577
Special Situations	829,344	—	—	829,344
Pier 88	—	—	—	—

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2018	Income	Capital Gains	Capital	Total
Equity Armor	$1,586,633	$—	$—	$1,586,633
Tactical Return	172,762	252,330	—	425,092
Dynamic Brands	814,716	—	—	814,716
Strategic Allocation	385,129	259,129	—	644,258
ReSolve Adaptive	286,185	—	—	286,185
Iron Horse	322,910	121,581	391,773	836,264
NuWave Enhanced	1,717,251	278,449	—	1,995,700

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Equity Armor	$556,447	$—	$—	$(7,687,200)	$—	$209,505	$(6,921,248)
Tactical Return	1,083,971	1,257,794	—	(2,277,884)	—	38,174	102,055
Dynamic Brands	1,323,850	306,986	—	—	—	5,724,522	7,355,358
Strategic Allocation	—	—	(4,094)	—	—	333,421	329,327
ReSolve Adaptive	—	—	(1,275,760)	—	—	(1,167,709)	(2,443,469)
Iron Horse	—	—	(107,653)	(835,156)	(13,538)	98,203	(858,144)
NuWave Enhanced	1,165,926	87,323	—	—	—	(1,180,222)	73,027
Special Situations	437,033	—	—	(140,966)	—	6,508,961	6,805,028
Pier 88	45,580	19,213	—	—	—	409,216	474,009

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open futures and options 1256 contracts, and adjustments for partnerships, C-Corporation return of capital distributions, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(1,017), $16,645, and $2,195 for Dynamic Brands, ReSolve Adaptive, and NuWave Enhanced, respectively. In addition, the amount listed under other book/tax differences for Iron Horse is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	1,187,125
Iron Horse	—
NuWave Enhanced	—
Special Situations	—
Pier 88	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	4,094
ReSolve Adaptive	88,635
Iron Horse	107,653
NuWave Enhanced	—
Special Situations	—
Pier 88	—

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

At December 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year or period as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$3,936,475	$3,750,725	$7,687,200	$—
Tactical Return*	410,426	1,867,458	2,277,884	92,691
Dynamic Brands	—	—	—	—
Strategic Allocation	—	—	—	—
ReSolve Adaptive	—	—	—	571,904
Iron Horse	503,970	331,186	835,156	—
NuWave Enhanced	—	—	—	—
Special Situations	—	140,966	140,966	—
Pier 88	—	—	—	—

*	Tactical Return experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, the reclassification of Fund distributions, and adjustments for the ReSolve Adaptive and NuWave Enhanced wholly owned subsidiaries, which have a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year or period ended December 31, 2019 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Tactical Return	—	—
Dynamic Brands	—	—
Strategic Allocation	(36,709)	36,709
ReSolve Adaptive	(156,312)	156,312
Iron Horse	—	—
NuWave Enhanced	(886,587)	886,587
Special Situations	(12,536)	12,536
Pier 88	—	—

(8)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Tactical Return, ReSolve Adaptive and Iron Horse will be directly affected by the performance of the First American Government Obligations Fund, U Class. The financial statements of the First American Government Obligations Fund, U, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020,

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020	SEMI-ANNUAL REPORT

the percentage of Tactical Return, ReSolve Adaptive and Iron Horse’s net assets invested in the First American Government Obligations Fund were 78.4%, 91.6% and 100.4%, respectively.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Equity	Tactical	Dynamic	Strategic	ReSolve	Iron		Special
	Armor	Return	Brands	Allocation	Adaptive	Horse	Nuwave	Situations
NFS LLC (1)	37.90%	—	27.11%	94.44%	—	—	—	—
Charles Schwab (1)	—	28.46%	—	—	52.91%	—	—	29.78%
LPL Financial (1)	—	28.21%	—	—	—	46.27%	—	—
UBS	—	—	—	—	—	—	—	—
TD Ameritrade	25.38%	—	—	—	—	—	—	—
Troy W. Buckner	—	—	—	—	—	—	36.17%	—

(1)	This owner is comprised of multiple investors and accounts.

(10)	SHARE SPLITS

Effective September 21, 2018, Dynamic Brands underwent a 1-for-10 reverse share split. The effect of the share split was to divide the number of outstanding shares of the Fund by the split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder’s investment.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees of Mutual Fund and Variable Insurance Trust has concluded that it is in the best interests of the Iron Horse and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on or about July 31, 2020 (“Liquidation Date”).

RATIONAL FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As as hare holder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period 1/01/19 and held for the entire period through 6/30/20

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses the shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses Paid	Ending
	Annualized	Account Value	Account Value	During Period	Account Value	Expenses Paid
	Expense Ratio	1/01/2019	6/30/2020	*	06/30/2020	During Period *
Rational Equity Armor Fund - Class A	1.25%	$1,000.00	$1,058.90	$6.40	$1,018.65	$6.27
Rational Equity Armor Fund - Class C	2.00%	1,000.00	1,054.90	10.22	1,014.92	10.02
Rational Equity Armor Fund - Institutional	1.00%	1,000.00	1,062.00	5.13	1,019.89	5.02
Rational Tactical Return Fund - Class A	2.24%	1,000.00	1,031.70	11.32	1,013.72	11.22
Rational Tactical Return Fund - Class C	2.99%	1,000.00	1,026.60	15.07	1,010.00	14.94
Rational Tactical Return Fund - Institutional	1.99%	1,000.00	1,033.80	10.06	1,014.97	9.97
Rational Dynamic Brands Fund - Class A	1.49%	1,000.00	1,119.00	7.85	1,017.45	7.47
Rational Dynamic Brands Fund - Class C	2.24%	1,000.00	1,114.90	11.78	1,013.72	11.22
Rational Dynamic Brands Fund - Institutional	1.24%	1,000.00	1,120.50	6.54	1,018.70	6.22
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,045.70	3.56	1,021.38	3.52
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,041.00	7.36	1,017.65	7.27
Rational Strategic Allocation Fund - Insitutional	0.45%	1,000.00	1,046.40	2.29	1,022.63	2.26
Rational/ReSolve Adaptive Asset Allocation Fund - Class A **	2.22%	1,000.00	1,046.10	11.29	1,013.82	11.12
Rational/ReSolve Adaptive Asset Allocation Fund - Class C **	2.97%	1,000.00	1,042.00	15.08	1,010.09	14.84
Rational/ReSolve Adaptive Asset Allocation Fund - Institutional **	1.97%	1,000.00	1,047.60	10.03	1,015.07	9.87
Rational Iron Horse - Class A	1.95%	1,000.00	993.10	9.66	1,015.17	9.77
Rational Iron Horse - Class C	2.70%	1,000.00	991.50	13.37	1,011.44	13.50
Rational Iron Horse - Institutional	1.70%	1,000.00	993.90	8.43	1,016.41	8.52
Rational NuWave Enhanced Market Opportunity Fund - Class A	2.24%	1,000.00	1,112.10	11.76	1,013.72	11.22
Rational NuWave Enhanced Market Opportunity Fund - Class C	2.99%	1,000.00	1,107.90	15.67	1,010.00	14.94
Rational NuWave Enhanced Market Opportunity Fund - Institutional	1.99%	1,000.00	1,113.10	10.46	1,014.97	9.97
Rational Special Situations Income Fund - Class A **	2.00%	1,000.00	1,017.40	10.03	1,014.92	10.02
Rational Special Situations Income Fund - Class C **	2.75%	1,000.00	1,014.30	13.77	1,011.19	13.75
Rational Special Situations Income Fund - Institutional **	1.75%	1,000.00	1,159.90	9.40	1,016.16	8.77
Rational/Pier 88 Convertible Securities Fund - Class A	1.24%	1,000.00	1,112.10	6.51	1,018.70	6.22
Rational/Pier 88 Convertible Securities Fund - Class C	1.99%	1,000.00	1,107.90	10.43	1,014.97	9.97
Rational/Pier 88 Convertible Securities Fund - Institutional	0.99%	1,000.00	1,113.10	5.20	1,019.94	4.97

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020	SEMI-ANNUAL REPORT

Consideration and Renewal of Advisory Agreement between Mutual Fund and Variable Insurance Trust and Rational Advisors, Inc. with respect to Rational Iron Horse Fund

In connection with a regular meeting held on March 20 and March 27, 2020, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of the Management Agreement between Rational Advisors, Inc. (“Rational”) and the Trust with respect to Rational Iron Horse Fund, a series of the Trust (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Rational (the “Rational 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the nature, extent and quality of the services provided by the investment professionals at Rational. They reviewed information concerning the financial condition and resources; personnel; business operations and compliance program of Rational. The Trustees then discussed the nature of Rational’s operations and the firm’s culture of compliance, and noted there were no new compliance or regulatory issues. The Board considered that Rational continued to enhance its risk management program and noted that the risk management team regularly evaluated Fund performance with respect to volatility, drawdowns, and returns relative to the Fund’s investment objective and strategy. The Board considered that Van Hulzen Asset Management, LLC, the Fund’s sub-advisor at the time (“Van Hulzen”), had resigned effective as of April 7, 2020, and that Rational would be directly managing the Fund’s portfolio of investments as of that date, and would continue to coordinate and monitor other services for the Fund, including administration, fund accounting, contract renewal, and regulatory compliance. The Board reviewed a copy of Rational’s Form ADV. After further discussion and review of the Rational 15(c) Response, the Trustees concluded that Rational would continue to provide an acceptable level of services to the Fund.

Performance. The Trustees reviewed the performance of the Fund relative to its peer group and Morningstar Options-based category for various periods ended December 31, 2019. The Board noted that the Fund had under-performed its Morningstar category, peer group, and benchmark for the one-, three -, and five-year periods and since inception (July 7, 2011). The Trustees considered that this underperformance generally reflected Van Hulzen’s management of the Fund’s portfolio during those periods, and that Rational had a solid investment team of managers and would manage the Fund’s portfolio in accordance with revised principal investment strategies intended to improve the Fund’s performance. After further discussion and review of the Rational 15(c) Response, the Trustees concluded that Rational would continue to provide an acceptable level of services to the Fund.

Fees and Expenses. The Trustees reviewed the advisory fees for the Fund as compared to its peer group and Morningstar category. The Board noted that the Fund’s 1.25% advisory fee was above the average for its peer group and Morningstar category, but within the range of advisory fees for both the peer group and Morningstar category. The Board evaluated the advisory fee in light of the quality of and experience of Rational, and the Fund’s actively managed investment strategies. The Trustees noted that the net expense ratio for Class A shares of the Fund was 1.98%, which included acquired fund fees and expenses and interest

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2020	SEMI -ANNUAL REPORT

expense. Rational said that it intended to renew the current 1.95% expense limitation agreement through April 30, 2021. The Trustees noted that the Fund’s Class A net expense ratio was near the lower range of expenses for both the Morningstar category and peer group. The Trustees found the Fund’s fees and expenses to be acceptable.

Profitability. The Trustees reviewed a profitability analysis provided for the Fund, noting that Rational was incurring a loss from its relationship with the Fund. After further discussion, the Trustees concluded that the level of Rational’s profitability did not raise any issues in renewing the Management Agreement.

“Fall-out” Benefits. The Trustees considered fall-out benefits received by Rational and its affiliates from their relationship with the Fund and the Trust.

Economies of Scale. The Board considered that at current asset levels, Rational would continue to waive/reimburse expenses of the Fund. The Board agreed that management fee breakpoints could be considered in the future if the Fund’s assets increased significantly. The Trustees determined that it did not appear that economies of scale had been reached and agreed that the matter of economies of scale would be revisited as the Fund’s assets materially increased.

Conclusion. Having requested, reviewed and discussed in depth such information from Rational as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Management Agreement between Rational and the Trust, on behalf of the Fund, was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

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A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Port. Prior to April 30, 2020, the Funds made these filings on Form N-Q. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.rationalmf.com by selecting “Form N-PORT” or for fillings made prior to April 30, 2020, “Form N-Q.”

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/04/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/04/2020

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	09/04/2020